UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07896
                                                    -----------

                         GAMCO Global Series Funds, Inc.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              --------------

                   Date of reporting period: December 31, 2006
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2006


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      During the twelve month period  ended  December 31, 2006,  the Fund (Class
AAA) generated a total rate of return of 8.39%, which includes reinvestment of its regular quarterly distributions of three cents per share. The Merrill Lynch Global 300 Convertible Index, rose 16.02% in 2006.

      For the year, the MSCI World Free Index rose 20.07%. The Fund participated in 62% of the return from global equity markets with less risk. The investment-grade Merrill Lynch Global Bond Index rose 2.6%, while the Global High Yield Index rose 11.8%. Our overweight position in the Japanese market earlier in the year hindered results somewhat.

      For the full year, our top five performers were Scottish Power's 4% bond (Scottish Power generates and supplies electricity in the U.K., and was the subject of a takeover bid by Iberdrola S.A. of Spain in November); Sanyo Chemical, a Japanese resin producer which benefited from a rally in the Japanese market earlier in the year, with its 0% convertible bond; Cincinnati Bell 6 3/4% convertible preferred (+22%), which rose thanks to better operating results from CBB's wireless and data divisions; Ashland Inc. (+19%), a crude oil and petrochemical company which performed well as oil prices rose; and Hon Hai Precision Instrument Co., the world's largest contract electronics manufacturer, whose 0% convertible bond rose. Hon Hai will be manufacturing Apple's new iPhone.

      Convertibles which did not perform up to expectations and were sold included Futaba 0%. Futaba manufactures automotive parts, a sector which has weakened along with U.S. automotive weakness. Tokai Carbon's (which makes carbon black for rubber) 0% bond was also weak. Omnicare's 4% convertible preferred fell 28%, as fears over its ability to maintain its pricing in a more volatile healthcare environment took their toll.

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
                                                           President
January 22, 2007

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND CLASS AAA SHARES, THE MSCI WORLD FREE INDEX,
                 THE LIPPER CONVERTIBLE SECURITIES FUND AVERAGE,
                      AND THE UBS GLOBAL CONVERTIBLE INDEX

                                [GRAPH OMITTED]
                              PLOT POINTS FOLLOW:

             GAMCO Global
              Convertible    Lipper Convertible
          Securities Fund            Securities         UBS Global    MSCI World
              (Class AAA)          Fund Average  Convertible Index    Free Index
2/3/94            $10,000               $10,000            $10,000       $10,000
12/31/94           10,090                 9,277              9,709         9,863
12/31/95           11,363                11,316             11,146        11,910
12/31/96           11,985                13,084             11,883        13,520
12/31/97           12,323                15,511             12,057        15,632
12/31/98           13,388                16,204             14,544        19,442
12/31/99           20,229                20,889             19,734        24,268
12/31/00           17,397                21,026             17,683        21,070
12/31/01           15,093                19,542             16,633        17,526
12/31/02           14,361                17,994             16,533        14,040
12/31/03           17,446                22,817             20,595        18,688
12/31/04           19,479                24,795             22,482        21,439
12/31/05           21,037                25,524             22,496        23,474
12/31/06           22,802                28,301             26,532        28,185

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                        AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
                        ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                         Quarter  1 Year     3 Year    5 Year     10 Year  (2/3/94)
                                                         -------  ------     ------    ------     -------  --------
  GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
    CLASS AAA .......................................    3.87%      8.39%     9.33%     8.60%      6.64%     6.59%
  Merrill Lynch Global 300 Convertible Index ........    6.32      16.02      7.85      9.20       7.31      N/A*
  UBS Global Convertible Index ......................    6.74      17.94      8.82      9.81       8.77      8.10
  MSCI World Free Index .............................    8.37      20.07     14.68      9.97       7.62      8.35
  Class A ...........................................    4.06       8.42      9.38      8.65       6.66      6.61
                                                        (1.92)(b)   2.18(b)   7.25(b)   7.38(b)    6.04(b)   6.13(b)
  Class B ...........................................    3.77       7.64      8.57      7.84       6.19      6.25
                                                        (1.23)(c)   2.64(c)   7.72(c)   7.55(c)    6.19(c)   6.25(c)
  Class C ...........................................    3.92       7.75      8.59      7.92       6.28      6.31
                                                         2.92(d)    6.75(d)   8.59      7.92       6.28      6.31

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.
    THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MAY 2, 2001, MARCH 28, 2001, AND NOVEMBER 26, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE UBS (FORMERLY WARBURG DILLON REED) GLOBAL CONVERTIBLE INDEX, THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
* THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                 Beginning         Ending       Annualized     Expenses
               Account Value   Account Value      Expense    Paid During
                 07/01/06         12/31/06         Ratio        Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA        $1,000.00       $1,051.80         2.18%        $11.27
Class A          $1,000.00       $1,052.10         2.15%        $11.12
Class B          $1,000.00       $1,048.10         2.89%        $14.92
Class C          $1,000.00       $1,049.40         2.88%        $14.88
HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00       $1,014.22         2.18%        $11.07
Class A          $1,000.00       $1,014.37         2.15%        $10.92
Class B          $1,000.00       $1,010.64         2.89%        $14.65
Class C          $1,000.00       $1,010.69         2.88%        $14.60

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Financial Services ................................  15.0%
Health Care .......................................  13.3%
Energy and Utilities ..............................  10.6%
Computer Software and Services ....................   7.7%
Electronics .......................................   6.6%
Consumer Products .................................   6.5%
Telecommunications ................................   6.0%
Retail ............................................   5.9%
U.S. Government Obligations .......................   4.1%
Business Services .................................   4.0%
Food and Beverage .................................   3.8%
Equipment and Supplies ............................   3.3%
Automotive: Parts and Accessories .................   3.0%
Communications Equipment ..........................   2.8%
Metals and Mining .................................   2.6%
Broadcasting ......................................   2.3%
Aerospace .........................................   2.2%
Other Assets and Liabilities (Net) ................   0.3%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

   PRINCIPAL                                                     MARKET
    AMOUNT                                        COST           VALUE
   ---------                                      ----           -------

              CONVERTIBLE CORPORATE BONDS -- 77.5%
              AEROSPACE -- 2.2%
$  180,000    Lockheed Martin Corp., Cv.,
                5.124%, 08/15/33 (d) ........ $   199,696    $   239,762
                                              ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.0%
15,000,000(b) Suzuki Motor Corp., Cv.,
                Zero Coupon, 03/29/13 .......      145,914        155,035
20,000,000(b) Taiho Kogyo Co. Ltd., Cv.,
                Zero Coupon, 03/31/11 .......      189,464        175,623
                                              ------------   ------------
                                                   335,378        330,658
                                              ------------   ------------
              BUSINESS SERVICES -- 4.0%
   100,000(c) Fugro NV, Cv.,
                2.375%, 04/27/10 ............      165,320        200,970
   520,000(c) Publicis Group SA, Cv.,
                0.750%, 07/17/08 ............      319,736        235,058
                                              ------------   ------------
                                                   485,056        436,028
                                              ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 7.7%
25,000,000(b) CSK Holdings Corp., Cv.,
                0.250%, 09/30/13 ............      229,814        224,518
   500,000    Midway Games Inc., Cv.,
                6.000%, 09/30/25 ............      483,863        428,750
20,000,000(b) Nomura Research Institute Ltd.,
                 Cv.,  Zero Coupon,  03/31/14      181,577        182,681
                                              ------------   ------------
                                                   895,254        835,949
                                              ------------   ------------
              CONSUMER PRODUCTS -- 6.5%
   200,000    Church & Dwight Co. Inc.,
                Deb. Cv.,
                5.250%, 08/15/33 ............      227,253        289,000
   400,000    Eastman Kodak Co., Cv.,
                3.375%, 10/15/33 ............      415,291        424,500
                                              ------------   ------------
                                                   642,544        713,500
                                              ------------   ------------
              ELECTRONICS -- 6.6%
   400,000    Edo Corp., Sub. Deb. Cv.,
                4.000%, 11/15/25 ............      399,930        387,000
   411,000    Solectron Corp., Cv., Ser. B,
                0.500%, 02/15/34 ............      338,661        338,561
                                              ------------   ------------
                                                   738,591        725,561
                                              ------------   ------------
              ENERGY AND UTILITIES -- 10.6%
   200,000(c) RWE AG, Cv.,
                Zero Coupon, 06/22/07 .......      286,713        281,828
   200,000    Scottish Power Finance Ltd.,
                Sub. Deb. Cv.,
                4.000%, 07/29/49 (d) ........      259,872        409,000
   400,000    Transocean Inc., Deb. Cv.,
                1.500%, 05/15/21 ............      433,991        469,500
                                              ------------   ------------
                                                   980,576      1,160,328
                                              ------------   ------------
              EQUIPMENT AND SUPPLIES -- 3.3%
   200,000(c) Linde Finance BV, Cv.,
                1.250%, 05/05/09 ............      309,929        364,865
                                              ------------   ------------
              FINANCIAL SERVICES -- 10.1%
   200,000    CompuCredit Corp., Cv.,
                5.875%, 11/30/35 ............      197,018        204,250
   200,000    CompuCredit Corp., Cv.,
                3.625%, 05/30/25 ............      216,134        227,750
   150,000    First Pacific Finance, Cv.,
                Zero Coupon, 01/18/10 .......      179,299        266,052
   400,000    SLM Corp., Cv.,
                5.327%, 07/25/35 (d) ........      402,487        401,160
                                              ------------   ------------
                                                   994,938      1,099,212
                                              ------------   ------------
              FOOD AND BEVERAGE -- 3.8%
   400,000    Wild Oats Markets Inc.,
                Cv. (STEP),
                3.250%, 05/15/34 ............      434,740        417,500
                                              ------------   ------------
              HEALTH CARE -- 10.7%
   300,000    Allergan Inc., Cv.,
                1.500%, 04/01/26 (a) ........      293,456        328,500
   400,000    Edwards Lifesciences Corp., Cv.,
                3.875%, 05/15/33 ............      405,865        410,000
   400,000    Medtronic Inc., Cv.,
                1.625%, 04/15/13 (a) ........      397,005        428,500
                                              ------------   ------------
                                                 1,096,326      1,167,000
                                              ------------   ------------

   PRINCIPAL                                                     MARKET
    AMOUNT                                        COST           VALUE
   ---------                                      ----           -------
              RETAIL -- 5.9%
$  300,000    Kellwood Co., Deb. Cv. (STEP),
                3.500%, 06/15/34 ............ $    270,910   $    282,750
   400,000    Pier 1 Imports Inc., Cv. (STEP),
                6.375%, 02/15/36 ............      387,562        367,000
                                              ------------   ------------
                                                   658,472        649,750
                                              ------------   ------------
              TELECOMMUNICATIONS -- 3.1%
   400,000    XM Satellite Radio Holdings
                Inc., Cv.,
                1.750%, 12/01/09 ............      335,101        341,500
                                              ------------   ------------
              TOTAL CONVERTIBLE
                CORPORATE BONDS .............    8,106,601      8,481,613
                                              ------------   ------------

      SHARES
     -------
              CONVERTIBLE PREFERRED STOCKS -- 18.1%
              BROADCASTING -- 2.3%
     6,000    Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A .....      276,300        253,470
                                              ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 2.8%
       300    Lucent Technologies Capital
                Trust I,
                7.750% Cv. Pfd. .............      308,130        305,250
                                              ------------   ------------
              FINANCIAL SERVICES -- 4.9%
     5,000    New York Community Capital
                Trust V,
                6.000% Cv. Pfd. .............      235,428        233,000
     6,000    Sovereign Bancorp Inc.,
                4.375% Cv. Pfd. .............      273,000        297,000
                                              ------------   ------------
                                                   508,428        530,000
                                              ------------   ------------
              HEALTH CARE -- 2.6%
     5,000    Schering-Plough Corp.,
                6.000% Cv. Pfd. .............      258,438        284,450
                                              ------------   ------------
              METALS AND MINING -- 2.6%
       220    Freeport-McMoRan
                Copper & Gold Inc.,
                5.500% Cv. Pfd. .............      221,450        287,457
                                              ------------   ------------
              TELECOMMUNICATIONS -- 2.9%
     7,000    Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B .....      280,315        322,000
                                              ------------   ------------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS ............    1,853,061      1,982,627
                                              ------------   ------------

   PRINCIPAL
    AMOUNT
   ---------

              U.S. GOVERNMENT OBLIGATIONS -- 4.1%
  $454,000    U.S. Treasury Bill,
                4.900%++, 03/08/07 ..........      450,123        450,094
                                              ------------   ------------
              TOTAL
                INVESTMENTS -- 99.7% ........ $ 10,409,785     10,914,334
                                              ============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.3%           31,378
                                                             ------------
              NET ASSETS -- 100.0% .......................   $ 10,945,712
                                                             ============
----------------
 ++  Represents annualized yield at date of purchase.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the market value of the Rule 144A securities amounted to $757,000 or 6.92% of total net assets. These securities have been deemed by the Board of Directors to be liquid.
(b)  Principal amount denoted in Japanese Yen.
(c)  Principal amount denoted in Euros.
(d) Floating rate security. The rate disclosed is that in effect at December 31, 2006.
STEP Step coupon bond. The rate disclosed is that in effect at December 31, 2006.


                                         % OF
                                        MARKET         MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
--------------------------               -----         -----
North America .........................  76.6%     $ 8,358,204
Europe ................................  12.3        1,348,772
Japan .................................   6.8          737,858
Latin America .........................   4.3          469,500
                                        ------     -----------
                                        100.0%     $10,914,334
                                        ======     ===========

                 See accompanying notes to financial statements.

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $10,409,785) ...............    $10,914,334
  Receivable for investments sold ........................        307,404
  Dividends and interest receivable ......................         66,687
  Receivable for Fund shares sold ........................         21,024
  Prepaid expense ........................................          1,914
                                                              -----------
  TOTAL ASSETS ...........................................     11,311,363
                                                              -----------
LIABILITIES:
  Payable for investments purchased ......................        212,885
  Payable to custodian ...................................         84,530
  Payable for legal and audit fees .......................         22,252
  Payable for shareholder ................................
    communications expenses ..............................         19,645
  Payable for Fund shares redeemed .......................          8,284
  Payable for investment advisory fees ...................          7,510
  Payable for distribution fees ..........................          2,482
  Other accrued expenses .................................          8,063
                                                              -----------
  TOTAL LIABILITIES ......................................        365,651
                                                              -----------
  NET ASSETS applicable to 1,998,809
    shares outstanding ...................................    $10,945,712
                                                              ===========
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value ........    $10,556,982
  Accumulated distributions in excess of net
    investment income ....................................       (115,922)
  Accumulated distributions in excess of net
    realized gain on investments and foreign
    currency transactions ................................            (44)
  Net unrealized appreciation on investments .............        504,549
  Net unrealized appreciation on foreign
    currency translations ................................            147
                                                              -----------
  NET ASSETS .............................................    $10,945,712
                                                              ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($10,690,844 / 1,950,049 shares
    outstanding; 75,000,000 shares authorized) ...........          $5.48
                                                                    =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($48,838 / 8,900 shares outstanding;
    50,000,000 shares authorized) ........................          $5.49
                                                                    =====
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ...............................          $5.82
                                                                    =====
  CLASS B:
  Net Asset Value and offering price per share
    ($41,637 / 8,165 shares outstanding;
    25,000,000 shares authorized) ........................          $5.10(a)
                                                                    =====
  CLASS C:
  Net Asset Value and offering price per share
    ($164,393 / 31,695 shares outstanding;
    25,000,000 shares authorized) ........................          $5.19(a)
                                                                    =====
-------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $1,491) .............    $   259,292
  Interest ...............................................        264,002
                                                              -----------
  TOTAL INVESTMENT INCOME ................................        523,294
                                                              -----------
EXPENSES:
  Investment advisory fees ...............................        161,989
  Distribution fees - Class AAA ..........................         39,835
  Distribution fees - Class A ............................            173
  Distribution fees - Class B ............................            584
  Distribution fees - Class C ............................          1,375
  Shareholder communications expenses ....................         37,502
  Legal and audit fees ...................................         28,196
  Registration expenses ..................................         25,725
  Custodian fees .........................................         25,511
  Shareholder services fees ..............................         17,161
  Interest expense .......................................          3,152
  Directors' fees ........................................          1,799
  Miscellaneous expenses .................................          4,924
                                                              -----------
  TOTAL EXPENSES .........................................        347,926
  Less:
    Expense reimbursement (see Note 3) ...................        (18,221)
    Custodian fees credits ...............................         (1,106)
                                                              -----------
  NET EXPENSES ...........................................        328,599
                                                              -----------
  NET INVESTMENT INCOME ..................................        194,695
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .......................      2,119,192
  Net realized loss on foreign currency
    transactions .........................................        (57,851)
                                                              -----------
  Net realized gain on investments and
    foreign currency transactions ........................      2,061,341
                                                              -----------
  Net change in unrealized appreciation/
    depreciation on investments ..........................     (1,165,171)
  Net change in unrealized appreciation/
    depreciation on foreign currency
    translations .........................................        (34,002)
                                                              -----------
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ........................     (1,199,173)
                                                              -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ..................        862,168
                                                              -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................    $ 1,056,863
                                                              ===========

                 See accompanying notes to financial statements.

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND




STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED           YEAR ENDED
                                                                                DECEMBER 31, 2006    DECEMBER 31, 2005
                                                                                -----------------    -----------------
OPERATIONS:
  Net investment income .................................................          $   194,695         $   105,195
  Net realized gain on investments and foreign currency transactions ....            2,061,341           1,536,737
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations .......................................           (1,199,173)           (906,265)
                                                                                   -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................            1,056,863             735,667
                                                                                   -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ...........................................................             (253,454)           (558,053)
    Class A .............................................................               (1,031)            (15,235)
    Class B .............................................................                 (967)             (3,509)
    Class C .............................................................               (2,302)             (3,372)
                                                                                   -----------         -----------
                                                                                      (257,754)           (580,169)
                                                                                   -----------         -----------
  Net realized gains
    Class AAA ...........................................................           (1,907,313)         (1,034,911)
    Class A .............................................................               (8,497)            (28,253)
    Class B .............................................................               (7,690)             (6,508)
    Class C .............................................................              (29,949)             (6,254)
                                                                                   -----------         -----------
                                                                                    (1,953,449)         (1,075,926)
                                                                                   -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................           (2,211,203)         (1,656,095)
                                                                                   -----------         -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ...........................................................           (1,967,425)         (5,708,864)
    Class A .............................................................              (39,957)           (469,690)
    Class B .............................................................              (26,216)            (52,160)
    Class C .............................................................               41,588              42,083
                                                                                   -----------         -----------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ............           (1,992,010)         (6,188,631)
                                                                                   -----------         -----------
  REDEMPTION FEES .......................................................                   94              25,134
                                                                                   -----------         -----------
  NET DECREASE IN NET ASSETS ............................................           (3,146,256)         (7,083,925)
NET ASSETS:
  Beginning of period ...................................................           14,091,968          21,175,893
                                                                                   -----------         -----------
  End of period (including undistributed net investment of $0
    and $0, respectively) ...............................................          $10,945,712         $14,091,968
                                                                                   ===========         ===========

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The GAMCO Global Convertible Securities Fund (the "Fund"), formerly, The Gabelli Global Convertible Securities Fund, a series of GAMCO Global Series Funds, Inc. (the "Corporation"), formerly, Gabelli Global Series Funds, Inc., was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/(depreciation) on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2006, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to increase distributions in excess of net investment income by $2,833 and to decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $107,936, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

                                                               YEAR ENDED              YEAR ENDED
                                                            DECEMBER 31, 2006       DECEMBER 31, 2005
                                                            -----------------       -----------------
          DISTRIBUTIONS PAID FROM:
          Ordinary income (inclusive of short-term
            capital gains) ...............................     $  599,473              $1,232,664
          Long-term capital gains ........................      1,685,799                 423,431
                                                               ----------              ----------
          Total distributions paid .......................     $2,285,272              $1,656,095
                                                               ==========              ==========

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays distributions quarterly in the amount of $0.03 per share and identifies that portion of the distribution which is from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the fiscal year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the quarterly distributions in the future. The Fund currently intends to pay $0.03 per share on a quarterly basis in March, June, September, and December.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to tax adjustments for convertible bond premium and income accruals on hybrid securities.

As of December 31, 2006, the components of accumulated earnings on a tax basis were as follows:

          Net unrealized appreciation on investments, foreign
            receivables and payables .............................  $388,730
                                                                    ========

The following summarizes the tax cost of investments and related unrealized appreciation/(depreciation) at December 31, 2006:

                                                          GROSS              GROSS
                                                       UNREALIZED         UNREALIZED       NET UNREALIZED
                                          COST        APPRECIATION       DEPRECIATION       APPRECIATION
                                          ----        ------------       ------------     ---------------
          Investments ............... $10,525,751       $747,148           $(358,565)         $388,583

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has voluntarily agreed to waive the investment advisory fee of the Fund to the extent necessary to maintain the annualized total net operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 2.75% of average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. For the fiscal year ended December 31, 2006, the Adviser reimbursed the Fund in the amount of $18,221. Such amount is not recoverable in future fiscal years.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans,

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term and U.S. Government securities, aggregated $19,269,019 and $23,262,365, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $1,008 to Gabelli & Company.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2006, there were no borrowing outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2006 was $48,312 with a weighted average interest rate of 6.03%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2006 was $1,636,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $94 and $25,134, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2006                 DECEMBER 31, 2005
                                                     ----------------------------      ---------------------------
                                                        SHARES          AMOUNT            SHARES         AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................  1,878,922      $ 12,070,875       1,258,482     $  7,437,867
Shares issued upon reinvestment of distributions ...    353,287         1,969,894         232,662        1,356,751
Shares redeemed .................................... (2,496,862)      (16,008,194)     (2,527,933)     (14,503,482)
                                                     ----------      ------------      ----------     ------------
  Net decrease .....................................   (264,653)     $ (1,967,425)     (1,036,789)    $ (5,708,864)
                                                     ==========      ============      ==========     ============
                                                                CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................      1,429      $      8,999          14,762     $     84,309
Shares issued upon reinvestment of distributions ...      1,606             8,860           2,003           11,680
Shares redeemed ....................................     (9,066)          (57,816)        (97,283)        (565,679)
                                                     ----------      ------------      ----------     ------------
  Net decrease .....................................     (6,031)     $    (39,957)        (80,518)    $   (469,690)
                                                     ==========      ============      ==========     ============
                                                                CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares issued upon reinvestment of distributions ...      1,588      $      8,177             636     $      3,542
Shares redeemed ....................................     (5,758)          (34,393)        (10,395)         (55,702)
                                                     ----------      ------------      ----------     ------------
  Net decrease .....................................     (4,170)     $    (26,216)         (9,759)    $    (52,160)
                                                     ==========      ============      ==========     ============
                                                                CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................      7,874      $     50,000          23,314     $    125,405
Shares issued upon reinvestment of distributions ...      6,086            31,842           1,090            6,137
Shares redeemed ....................................     (6,542)          (40,254)        (15,698)         (89,459)
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................      7,418      $     41,588           8,706     $     42,083
                                                     ==========      ============      ==========     ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock outstanding throughout each period:

                                            INCOME
                                  FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
                           ---------------------------------------  --------------------------------------------------
                                            Net
              Net Asset       Net       Realized and       Total                    Net
  Period        Value,    Investment     Unrealized        from        Net       Realized      Return
   Ended      Beginning     Income     Gain (Loss) on   Investment  Investment   Gain on         of          Total
December 31,  of Period    (Loss)(a)    Investments     Operations    Income    Investments   Capital    Distributions
------------  ---------    ---------    -----------     ----------  ----------  -----------   -------    -------------
CLASS AAA
  2006          $6.22       $ 0.08        $ 0.44          $ 0.52      $(0.10)     $(1.16)         --         $(1.26)
  2005           6.26         0.04          0.40            0.44       (0.17)      (0.32)         --          (0.49)
  2004           6.77         0.07          0.62            0.69       (0.12)      (0.38)     $(0.70)         (1.20)
  2003           6.66         0.07          1.24            1.31       (0.11)         --       (1.09)         (1.20)
  2002           8.29         0.07         (0.50)          (0.43)      (0.04)         --       (1.16)         (1.20)
CLASS A
  2006          $6.23       $ 0.08        $ 0.44          $ 0.52      $(0.10)     $(1.16)         --         $(1.26)
  2005           6.26         0.04          0.41            0.45       (0.17)      (0.32)         --          (0.49)
  2004           6.77         0.09          0.60            0.69       (0.11)      (0.36)     $(0.73)         (1.20)
  2003           6.66         0.07          1.24            1.31       (0.11)         --       (1.09)         (1.20)
  2002           8.28         0.07         (0.49)          (0.42)      (0.04)         --       (1.16)         (1.20)
CLASS B
  2006          $5.91       $ 0.03        $ 0.42          $ 0.45      $(0.10)     $(1.16)         --         $(1.26)
  2005           6.01        (0.01)         0.39            0.38       (0.17)      (0.32)         --          (0.49)
  2004           6.59         0.03          0.59            0.62       (0.10)      (0.34)     $(0.76)         (1.20)
  2003           6.55         0.03          1.21            1.24       (0.07)         --       (1.13)         (1.20)
  2002           8.23         0.02         (0.50)          (0.48)      (0.04)         --       (1.16)         (1.20)
CLASS C
  2006          $5.99       $ 0.04        $ 0.42          $ 0.46      $(0.10)     $(1.16)         --         $(1.26)
  2005           6.09         0.00(c)       0.38            0.38       (0.17)      (0.32)         --          (0.49)
  2004           6.66         0.03          0.60            0.63       (0.10)      (0.34)     $(0.76)         (1.20)
  2003           6.61         0.03          1.22            1.25       (0.07)         --       (1.13)         (1.20)
  2002           8.27         0.02         (0.48)          (0.46)      (0.04)         --       (1.16)         (1.20)

                                                                        RATIOS TO AVERAGE
                                                                   NET ASSETS/SUPPLEMENTAL DATA
                                           ------------------------------------------------------------------------------

                            Net Asset                 Net Assets      Net        Operating        Operating
  Period                      Value,                    End of     Investment     Expenses        Expenses      Portfolio
   Ended       Redemption     End of        Total       Period       Income        Before          Net of        Turnover
December 31,     Fees(a)      Period       Return+    (in 000's)     (Loss)     Reimbursement  Reimbursement(b)    Rate
------------    ---------    --------      -------    ----------    ---------   -------------  ----------------  --------
CLASS AAA
  2006           $0.00(c)     $5.48          8.4%       $10,691       1.21%          2.14%          2.03%(d)       130%
  2005            0.01         6.22          8.0         13,781       0.63           2.11           2.03(d)         58
  2004            0.00(c)      6.26         11.7         20,350       1.06           2.06           2.01            60
  2003            0.00(c)      6.77         21.5         17,281       1.12           2.07           2.01            54
  2002              --         6.66         (4.9)         9,316       0.97           2.83           2.83            33
CLASS A
  2006           $0.00(c)     $5.49          8.4%       $   49        1.24%          2.14%          2.03%(d)       130%
  2005            0.01         6.23          8.2            93        0.68           2.06           2.04(d)         58
  2004            0.00(c)      6.26         11.6           598        1.41           2.06           2.01            60
  2003            0.00(c)      6.77         21.5            86        1.12           2.07           2.01            54
  2002              --         6.66         (4.7)            2        0.97           2.83           2.83            33
CLASS B
  2006           $0.00(c)     $5.10          7.6%       $   42        0.47%          2.89%          2.78%(d)       130%
  2005            0.01         5.91          7.3            73       (0.13)          2.84           2.78(d)         58
  2004            0.00(c)      6.01         10.8           133        0.45           2.81           2.76            60
  2003            0.00(c)      6.59         20.7            68        0.37           2.82           2.76            54
  2002              --         6.55         (5.6)           24        0.22           3.58           3.58            33
CLASS C
  2006           $0.00(c)     $5.19          7.8%       $  164        0.57%          2.90%          2.78%(d)       130%
  2005            0.01         5.99          7.2           145       (0.01)          2.91           2.78(d)         58
  2004            0.00(c)      6.09         10.9            95        0.44           2.81           2.76            60
  2003            0.00(c)      6.66         20.7            39        0.37           2.82           2.76            54
  2002              --         6.61         (5.3)           13        0.22           3.58           3.58            33

--------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the fiscal years ended December 31, 2006, 2005, 2004, 2003, and 2002. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, 2.00%, and 2.82% (Class AAA), 2.00%, 2.00%, 2.00%,
    2.00%, and 2.82% (Class A), 2.75%,  2.75%, 2.75%, 2.75%, and 3.57% (Class B)
    and 2.75%, 2.75%, 2.75%, 2.75%, and 3.57% (Class C), respectively.
(c) Amount represents less than $0.005 per share.
(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal years ended December 31, 2006 and December 31, 2005 would have been 2.02% and 2.03% (Class AAA), 2.02% and 2.03% (Class A), 2.77% and 2.78% (Class B), and 2.77% and 2.78% (Class C),
    respectively.

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Convertible Securities Fund (the "Fund") (formerly The Gabelli Global Convertible Securities Fund), a series of GAMCO Global Series Funds, Inc., (formerly Gabelli Global Series Funds, Inc.) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Convertible Securities Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 16, 2007

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2006, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the Fund's portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short and medium-term performance of the Fund against a peer group of convertible securities funds, noting that the Fund's performance was in or near the top quartile for the one year and bottom quartile for three year periods and in the middle of the peer group for the five year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of convertible securities funds and noted that the Adviser's advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios, after voluntary expense reimbursements, were significantly higher than, and the Fund's size was significantly lower than, average within this group. The Independent Board Members also noted that all but one of the peer group were domestic convertible funds, thereby limiting the usefulness of peer group comparisons. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli/GAMCO funds. The Independent Board Members did not compare the advisory fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a mixed performance record that was understandable in relation to the disclosure in the Fund's prospectus and periodic shareholder reports as to its purpose and the outlook of the portfolio managers. The Independent Board Members also concluded that the Fund's expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board of Directors.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Convertible Securities Fund at One Corporate Center, Rye, NY 10580-1422.

                    TERM OF OFFICE     NUMBER OF
NAME, POSITION(S)    AND LENGTH OF   FUNDS IN FUND
    ADDRESS 1             TIME      COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
     AND AGE            SERVED 2       BY DIRECTOR       DURING PAST FIVE YEARS                      HELD BY DIRECTOR 4
----------------     ------------   ----------------     ----------------------                     --------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1993          24       Chairman of the Board and Chief Executive      Director of Morgan Group
Director and                                        Officer of GAMCO Investors, Inc. and           Holdings, Inc. (transportation
Chief Investment Officer                            Chief Investment Officer - Value Portfolios    services); Chairman of the
Age: 64                                             of Gabelli Funds, LLC and GAMCO Asset          Board of Lynch Interactive
                                                    Management Inc.; Director/Trustee or Chief     Corporation (multimedia and
                                                    Investment Officer of other registered         communication services
                                                    investment companies in the Gabelli Funds      company)
                                                    complex; Chairman and Chief Executive
                                                    Officer of GGCP, Inc.

JOHN D. GABELLI        Since 1993          10       Senior Vice President of Gabelli &             Director of GAMCO
Director                                            Company, Inc.                                  Investors, Inc.
Age: 62

INDEPENDENT DIRECTORS 5:
------------------------
E. VAL CERUTTI         Since 2001           7       Chief Executive Officer of Cerutti             Director of The LGL Group,
Director                                            Consultants, Inc.; Adviser to Iona             Inc. (diversified
Age: 67                                             College Hagan School of Business               manufacturing)

ANTHONY J. COLAVITA    Since 1993          34       Partner in the law firm of                        --
Director                                            Anthony J. Colavita, P.C.
Age: 71

ARTHUR V. FERRARA      Since 2001           7       Former Chairman of the Board and Chief         Director of the Guardian
Director                                            Executive Officer of The Guardian Life         sponsored mutual funds
Age: 76                                             Insurance Company of America
                                                    (1993 - 1995)


WERNER J. ROEDER, MD   Since 1993          23       Medical Director of Lawrence                      --
Director                                            Hospital and practicing private physician
Age: 66

ANTHONIE C. VAN EKRIS  Since 1993          17       Chairman of BALMAC International, Inc.            --
Director                                            (commodities and futures trading)
Age: 72

SALVATORE J. ZIZZA     Since 2004          25       Chairman of Hallmark Electrical Supplies       Director of Hollis-Eden
Director                                            Corp. (distribution of electrical              Pharmaceuticals
Age: 61                                             supplies)                                      (biotechnology); Director
                                                                                                   of Earl Scheib, Inc.
                                                                                                   (automotive services)

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                     TERM OF OFFICE
NAME, POSITION(S)     AND LENGTH OF
    ADDRESS 1              TIME                         PRINCIPAL OCCUPATION(S)
     AND AGE             SERVED 2                       DURING PAST FIVE YEARS
-----------------     ------------                      ----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003               Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                       since 1988 and an officer of all of the registered investment companies
Age: 55                                         in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                                since 1998

JAMES E. MCKEE         Since 1995               Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Secretary                                       since 1999 and GAMCO Asset Management Inc. since 1993; Secretary
Age: 43                                         of all of the registered investment companies in the Gabelli Funds complex

AGNES MULLADY          Since 2006               Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                       complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                         and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                                Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004;
                                                Controller of Reserve Management Corporation and Reserve Partners, Inc. and
                                                Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004               Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                        Compliance Officer of all of the registered investment companies in the
Age: 53                                         Gabelli Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

-----------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
 3 "Interested  person" of the  Corporation as defined in the 1940 Act.  Messrs.
   Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
 4 This column includes only  directorships  of companies  required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
 5 Directors who  are  not  interested  persons  are  considered   "Independent"
   Directors.


--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2006, the Fund paid to shareholders an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.25, $0.25, $0.25, and $0.25 and a long-term capital gain distribution totaling $1.01, $1.01, $1.01, and $1.01 per share for Class AAA, Class A, Class B, and Class C Shares, respectively. The Fund designates a maximum of $1,685,799 of long-term capital gains as a capital gain dividend for tax reporting purposes. For the fiscal year ended December 31, 2006, 56.69% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 50.73% of the ordinary income distribution was qualified dividend income.

  U.S. GOVERNMENT INCOME
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2006 which was derived from U.S. Treasury securities was 3.40%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO Global Convertible Securities Fund did not meet this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                         GAMCO Global Series Funds, Inc.
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                                John D. Gabelli
CHAIRMAN AND CHIEF                                   SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                    GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                       Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                              MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                            LAWRENCE HOSPITAL

Anthony J. Colavita                                  Anthonie C. van Ekris
ATTORNEY-AT-LAW                                      CHAIRMAN
ANTHONY J. COLAVITA, P.C.                            BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                    Salvatore J. Zizza
FORMER CHAIRMAN AND                                  CHAIRMAN
CHIEF EXECUTIVE OFFICER                              HALLMARK ELECTRICAL
GUARDIAN LIFE INSURANCE                              SUPPLIES CORP.
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                      James E. McKee
PRESIDENT                                            SECRETARY

Agnes Mullady                                        Peter D. Goldstein
TREASURER                                            CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP







--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB441Q406SR

                                                                           GAMCO




                                                THE
                                                GAMCO
                                                GLOBAL
                                                CONVERTIBLE
                                                SECURITIES
                                                FUND


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

                          THE GAMCO GLOBAL GROWTH FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2006

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      During 2006 The GAMCO Global Growth Fund (Class AAA) returned 12.54% underperforming the MSCI AC World Free Index and the average global multi cap core fund tracked by Lipper which were up 21.53% and 17.92% respectively.

      The year 2006 was a year of two market environments. Equity markets were volatile during the first half of the year, as investors grappled with geopolitical tensions, rising interest rates and soaring energy and commodity prices. After rising rapidly in the first quarter, the emerging markets tumbled in the second quarter as investors moved to reduce risk levels. The investment landscape improved markedly during the summer months, as oil and most other commodity prices staged a retreat, the Fed paused (after 17 consecutive rate hikes) and the threatening rhetoric from Iran and North Korea quieted down. The result was a smart advance in share prices, which included a rebound in the emerging markets.

      It was another difficult year for funds with a growth and larger cap bias, which includes the Fund. Investors expressed a strong preference for higher yielding stocks (such as telecoms and utilities) as well as hard assets (commodity and real estate based securities), as the leading MSCI industry performers were Utilities,

Telecommunication Services, Materials and Financials. The Fund was helped by its overweight in Materials but hurt by underweighting Utilities, Telecoms and Financials. Moreover, the Fund's overweights in Health Care and Information Technology hurt performance as these were the two worst industry sectors. Additionally, the lack of any material emerging market exposure in the first quarter of the year opened a performance gap that proved too great to close over the balance of the year, relative to the MSCI AC World Free Index, although we did establish a meaningful position in the emerging markets during the second quarter pullback. In summary, the lack of emerging market exposure in the first quarter, coupled with underweighting Utilities, Telecoms and Financials and overweighting Technology and Health Care, led to the Fund underperforming the Index.

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
                                                           President

January 22, 2007

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

THE GAMCO GLOBAL GROWTH FUND

Financial Services ................................  18.7%
Health Care .......................................   9.6%
Energy and Utilities ..............................   9.2%
Food and Beverage .................................   7.8%
Computer Software and Services ....................   7.3%
Exchange Traded Funds .............................   6.3%
Metals and Mining .................................   5.8%
Retail ............................................   5.8%
Diversified Industrial ............................   4.4%
Consumer Products .................................   3.5%
Aerospace .........................................   3.2%
Hotels and Gaming .................................   3.2%
Entertainment .....................................   2.9%
Business Services .................................   2.7%
Building and Construction .........................   2.1%
Telecommunications ................................   1.8%
Broadcasting ......................................   1.3%
Electronics .......................................   1.1%
Equipment and Supplies ............................   0.9%
U.S. Government Obligations .......................   0.9%
Cable and Satellite ...............................   0.5%
Chemicals and Allied Products .....................   0.3%
Wireless Communications ...........................   0.3%
Communications Equipment ..........................   0.3%
Other Assets and Liabilities (Net) ................   0.1%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL
       GROWTH FUND CLASS AAA SHARES, THE LIPPER GLOBAL MULTI-CAP CORE FUND
                    AVERAGE, AND THE MSCI AC WORLD FREE INDEX

                                [GRAPH OMITTED]
                              PLOT POINTS FOLLOW:

                     Gabelli Global      Lipper Global Multi-      MSCI AC World
     Growth Fund (Class AAA) Shares     Cap Core Fund Average         Free Index
2/7/94                      $10,000                  $10,000             $10,000
12/31/94                     10,250                    9,482               9,849
12/31/95                     12,083                   11,160              11,766
12/31/96                     13,594                   12,875              13,319
12/31/97                     19,263                   15,250              15,315
12/31/98                     24,836                   17,281              18,680
12/31/99                     53,645                   22,505              23,690
12/31/00                     33,534                   21,495              20,387
12/31/01                     25,435                   18,883              17,144
12/31/02                     19,130                   16,421              13,890
12/31/03                     27,048                   21,561              18,700
12/31/04                     29,598                   24,484              21,645
12/31/05                     33,659                   26,952              24,106
12/31/06                     37,880                   31,782              29,296

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
              ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                    Quarter   1 Year      3 Year      5 Year      10 Year   (2/7/94)
--------------------------------------------------------------------------------------------------------------------
 GAMCO GLOBAL GROWTH FUND CLASS AAA (b)...........  8.86%     12.54%      11.88%       8.29%      10.79%    10.88%
 MSCI AC World Free Index  .......................  9.16      21.53       16.14       11.31        8.20      8.68
 Lipper Global Multi-Cap Core Fund Average .......  7.69      17.92       13.90       10.85        8.17      8.89
 Class A .........................................  8.87      12.54       11.88        8.29       10.81     10.89
                                                    2.61(c)    6.07(c)     9.69(c)     7.02(c)    10.15(c)  10.38(c)
 Class B .........................................  8.67      11.65       11.05        7.48       10.27     10.48
                                                    3.67(d)    6.65(d)    10.23(d)     7.17(d)    10.27(d)  10.48(d)
 Class C .........................................  8.70      11.70       11.05        7.46       10.24     10.45
                                                    7.70(e)   10.70(e)    11.05        7.46       10.24     10.45

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 2, 2000, MAY 5, 2000, AND MARCH 12, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD FREE INDEX (THE "MSCI AC WORLD FREE INDEX") IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) EFFECTIVE FEBRUARY 15, 2007, CLASS AAA SHARES ARE ONLY OFFERED TO INVESTORS WHO ARE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                 Beginning         Ending       Annualized     Expenses
               Account Value   Account Value      Expense    Paid During
                 07/01/06         12/31/06         Ratio        Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA        $1,000.00       $1,087.10         1.77%        $ 9.31
Class A          $1,000.00       $1,086.60         1.78%        $ 9.36
Class B          $1,000.00       $1,082.40         2.52%        $13.23
Class C          $1,000.00       $1,083.20         2.52%        $13.23

HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00       $1,016.28         1.77%        $ 9.00
Class A          $1,000.00       $1,016.23         1.78%        $ 9.05
Class B          $1,000.00       $1,012.50         2.52%        $12.78
Class C          $1,000.00       $1,012.50         2.52%        $12.78

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              COMMON STOCKS -- 92.7%
              AEROSPACE -- 3.2%
       5,000  General Dynamics Corp. ........ $    345,708   $    371,750
       6,000  L-3 Communications
                Holdings Inc. ...............      463,245        490,680
       5,000  Lockheed Martin Corp. .........      372,928        460,350
       9,000  Rockwell Collins Inc. .........      516,913        569,610
      90,000  Rolls-Royce Group plc+ ........      751,338        789,018
   1,174,400  Rolls-Royce Group plc, Cl. B ..        2,235          2,334
      10,000  United Technologies Corp. .....      491,188        625,200
                                              ------------   ------------
                                                 2,943,555      3,308,942
                                              ------------   ------------
              BROADCASTING -- 1.3%
       7,000  Lagardere SCA .................      399,739        563,659
       5,200  Nippon Television
                Network Corp. ...............      771,307        771,665
                                              ------------   ------------
                                                 1,171,046      1,335,324
                                              ------------   ------------
              BUILDING AND CONSTRUCTION -- 2.1%
       5,000  CRH plc, Dublin ...............      120,555        208,171
      15,000  CRH plc, London ...............      361,664        625,305
       8,000  Fomento de Construcciones
                y Contratas SA ..............      234,716        815,260
       8,000  Technip SA ....................      266,839        549,139
                                              ------------   ------------
                                                   983,774      2,197,875
                                              ------------   ------------
              BUSINESS SERVICES -- 2.7%
       5,000  FedEx Corp. ...................      563,470        543,100
       7,000  McDermott
                International Inc.+ .........      323,763        356,020
      11,000  SAP AG, ADR ...................      518,887        584,100
      16,000  Secom Co. Ltd. ................      620,342        829,545
       8,000  SEI Investments Co. ...........      352,228        476,480
                                              ------------   ------------
                                                 2,378,690      2,789,245
                                              ------------   ------------
              CABLE AND SATELLITE -- 0.5%
      12,500  Comcast Corp., Cl. A+ .........      488,626        529,125
                                              ------------   ------------
              CHEMICALS AND ALLIED PRODUCTS -- 0.3%
      50,000  Tokai Carbon Co. Ltd. .........      205,108        355,447
                                              ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 0.3%
      14,000  Motorola Inc. .................      355,660        287,840
                                              ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 7.3%
      13,000  Adobe Systems Inc.+ ...........      393,518        534,560
       6,000  Apple Computer Inc.+ ..........      448,011        509,040
       9,000  Autodesk Inc.+ ................      332,146        364,140
      22,000  Cisco Systems Inc.+ ...........      447,460        601,260
      15,000  eBay Inc.+ ....................      535,997        451,050
       5,200  Google Inc., Cl. A+ ...........    1,543,104      2,394,496
      44,000  Microsoft Corp. ...............    1,191,220      1,313,840
       8,000  NAVTEQ Corp.+ .................      325,060        279,760
      40,000  Yahoo! Inc.+ ..................    1,438,100      1,021,600
                                              ------------   ------------
                                                 6,654,616      7,469,746
                                              ------------   ------------

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              CONSUMER PRODUCTS -- 3.5%
       7,000  Christian Dior SA ............. $    438,852   $    746,155
      15,314  Compagnie Financiere
                Richemont AG, Cl. A .........      443,000        892,322
       3,000  Harman International
                Industries Inc. .............      261,892        299,730
      12,500  Procter & Gamble Co. ..........      698,207        803,375
       4,000  Swatch Group AG ...............      464,406        883,874
                                              ------------   ------------
                                                 2,306,357      3,625,456
                                              ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 4.4%
      24,000  Amano Corp. ...................      422,744        301,298
      10,000  Bouygues SA ...................      343,461        641,938
      16,000  Emerson Electric Co. ..........      677,600        705,440
      57,000  General Electric Co. ..........    2,064,759      2,120,970
      13,000  ITT Corp. .....................      570,141        738,660
                                              ------------   ------------
                                                 4,078,705      4,508,306
                                              ------------   ------------
              ELECTRONICS -- 1.1%
      25,000  Intel Corp. ...................      558,120        506,250
      10,000  Microchip Technology Inc. .....      287,500        327,000
      10,000  Texas Instruments Inc. ........      193,981        288,000
                                              ------------   ------------
                                                 1,039,601      1,121,250
                                              ------------   ------------
              ENERGY AND UTILITIES -- 9.2%
       7,000  Apache Corp. ..................      466,957        465,570
       6,000  BP plc, ADR ...................      349,775        402,600
       7,000  Canadian Natural
                Resources Ltd. ..............      308,416        372,610
       5,672  Devon Energy Corp. ............      278,827        380,477
       5,000  EOG Resources Inc. ............      345,118        312,250
      10,000  Halliburton Co. ...............      362,269        310,500
      19,000  Hess Corp. ....................      906,737        941,830
       6,900  Imperial Oil Ltd. .............      253,504        254,013
       4,500  National-Oilwell Varco Inc.+ ..      311,678        275,310
       9,000  Noble Corp. ...................      652,726        685,350
      15,000  Norsk Hydro ASA, ADR ..........      415,709        460,050
      10,000  Occidental Petroleum Corp. ....      375,302        488,300
       7,000  Petroleo Brasileiro SA, ADR ...      618,845        720,930
      10,000  Saipem SpA ....................      240,421        260,577
       5,200  Sasol Ltd. ....................      238,251        191,881
       2,000  Sasol Ltd., ADR ...............       76,260         73,800
       9,000  Schlumberger Ltd. .............      286,097        568,440
      15,000  Statoil ASA, ADR ..............      445,603        394,800
       8,252  Total SA ......................      338,493        595,303
       7,000  Transocean Inc.+ ..............      361,090        566,230
       6,000  Weatherford
                International Ltd.+ .........      269,562        250,740
      10,000  XTO Energy Inc. ...............      457,244        470,500
                                              ------------   ------------
                                                 8,358,884      9,442,061
                                              ------------   ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              COMMON STOCKS (Continued)
              ENTERTAINMENT -- 2.9%
      69,500  Publishing &
                Broadcasting Ltd. ........... $    375,524   $  1,171,253
      15,000  Time Warner Inc. ..............      313,950        326,700
      16,300  Viacom Inc., Cl. B+ ...........      632,090        668,789
      20,180  Vivendi .......................      436,833        788,766
                                              ------------   ------------
                                                 1,758,397      2,955,508
                                              ------------   ------------
              EQUIPMENT AND SUPPLIES -- 0.9%
       3,900  Keyence Corp. .................      791,419        966,438
                                              ------------   ------------
              FINANCIAL SERVICES -- 18.7%
       5,000  Affiliated Managers
                Group Inc.+ .................      483,000        525,650
       5,500  Allianz SE ....................      704,835      1,123,596
      18,500  American Express Co. ..........      962,816      1,122,395
      16,000  American International
                Group Inc. ..................    1,107,196      1,146,560
      50,000  Anglo Irish Bank Corp. plc ....      117,562      1,036,895
      30,000  Australia & New Zealand
                Banking Group Ltd. ..........      505,275        668,024
      30,000  Aviva plc .....................      320,646        482,838
      29,039  Bank of Ireland, Ireland ......      280,065        670,824
      10,000  Bank of Ireland, London .......      159,392        231,008
      50,000  Barclays plc ..................      655,833        714,663
      16,533  China Life Insurance
                Co. Ltd., ADR ...............      379,083        835,099
      18,000  Citigroup Inc. ................      869,737      1,002,600
      12,000  Credit Suisse Group, ADR ......      616,065        838,200
       2,500  Goldman Sachs Group Inc. ......      262,375        498,375
       3,700  Julius Baer Holding Ltd. AG ...      353,875        407,501
       4,000  Legg Mason Inc. ...............      471,533        380,200
       6,895  Merrill Lynch & Co. Inc. ......      391,748        641,924
          40  Mitsubishi UFJ Financial
                Group Inc. ..................      486,680        494,097
      45,500  Nikko Cordial Corp. ...........      494,198        521,890
       8,200  Royal Bank of Canada ..........      351,545        390,259
      42,700  Standard Chartered plc ........      878,245      1,247,399
      10,000  State Street Corp. ............      479,051        674,400
      10,000  T. Rowe Price Group Inc. ......      408,771        437,700
      27,000  The 77 Bank Ltd. ..............      197,165        171,295
       6,250  Toronto-Dominion Bank .........      353,908        373,665
      13,000  UBS AG, New York ..............      534,928        784,290
       4,000  UBS AG, Switzerland ...........      136,647        243,086
      14,000  Wells Fargo & Co. .............      506,174        497,840
      44,500  Westpac Banking Corp. .........      703,450        851,453
      16,000  Yamaguchi Financial
                Group Inc. ..................      202,431        164,027
                                              ------------   ------------
                                                14,374,229     19,177,753
                                              ------------   ------------

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              FOOD AND BEVERAGE -- 7.8%
      53,000  Ajinomoto Co. Inc. ............ $    602,454   $    700,551
      12,000  ARIAKE JAPAN Co. Ltd. .........      336,640        234,444
      60,000  Cadbury Schweppes plc .........      592,403        642,022
      16,996  Coca-Cola Hellenic
                Bottling Co. SA .............      358,399        664,090
      90,000  Davide Campari-Milano SpA .....      418,375        892,218
      70,000  Diageo plc ....................      891,438      1,374,014
       6,000  Groupe Danone .................      669,806        909,247
       3,000  Nestle SA .....................      850,228      1,066,065
       7,000  PepsiCo Inc. ..................      360,029        437,850
       3,763  Pernod-Ricard SA ..............      401,489        864,315
       5,000  Starbucks Corp.+ ..............      145,420        177,100
                                              ------------   ------------
                                                 5,626,681      7,961,916
                                              ------------   ------------
              HEALTH CARE -- 9.6%
       4,400  Alcon Inc. ....................      497,570        491,788
       6,700  Genentech Inc.+ ...............      374,910        543,571
       6,500  Genzyme Corp.+ ................      381,592        400,270
       4,900  Gilead Sciences Inc.+ .........      316,355        318,157
      20,000  GlaxoSmithKline plc ...........      423,287        526,306
      23,500  Hisamitsu
                Pharmaceutical Co. Inc. .....      458,023        744,464
      15,000  Novartis AG ...................      615,192        864,793
      10,000  Novo Nordisk A/S, ADR .........      797,927        836,300
       4,300  Roche Holding AG ..............      343,824        771,071
       7,130  Sanofi-Aventis ................      503,662        658,364
      10,000  St. Jude Medical Inc.+ ........      424,057        365,600
       2,400  Straumann Holding AG ..........      504,079        581,042
       9,000  Stryker Corp. .................      424,681        495,990
       4,800  Synthes Inc. ..................      398,130        572,376
      10,000  Takeda
                Pharmaceutical Co. Ltd. .....      445,295        686,526
      11,000  Varian Medical Systems Inc.+ ..      426,121        523,270
       6,500  Zimmer Holdings Inc.+ .........      536,295        509,470
                                              ------------   ------------
                                                 7,871,000      9,889,358
                                              ------------   ------------
              HOTELS AND GAMING -- 3.2%
       8,550  Greek Organization of Football
                Prognostics SA ..............      101,079        330,465
      19,000  Hilton Hotels Corp. ...........      493,147        663,100
      37,000  InterContinental Hotels
                Group plc ...................      759,700        914,260
      63,303  Ladbrokes plc .................      647,704        518,405
       7,000  Marriott International Inc.,
                Cl. A .......................      266,140        334,040
       8,000  Starwood Hotels & Resorts
                Worldwide Inc. ..............      480,970        500,000
                                              ------------   ------------
                                                 2,748,740      3,260,270
                                              ------------   ------------


                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              COMMON STOCKS (Continued)
              METALS AND MINING -- 5.8%
       6,000  Allegheny Technologies Inc. ... $    384,745   $    544,080
      15,000  Anglo American plc ............      546,531        731,600
      20,000  BHP Billiton plc ..............      317,858        365,947
      10,500  Commercial Metals Co. .........      235,905        270,900
       8,404  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ..........      351,453        468,355
      25,026  Gold Fields Ltd., ADR .........      307,575        472,491
       9,000  Lonmin plc ....................      545,871        530,417
       5,228  Peabody Energy Corp. ..........       66,790        211,264
       3,000  Phelps Dodge Corp. ............      247,290        359,160
      16,000  Rio Tinto plc .................      587,295        851,487
      14,000  Titanium Metals Corp.+ ........      434,402        413,140
      14,666  Xstrata plc ...................      376,296        732,252
                                              ------------   ------------
                                                 4,402,011      5,951,093
                                              ------------   ------------
              RETAIL -- 5.8%
      12,000  Coach Inc.+ ...................      335,245        515,520
       7,000  Costco Wholesale Corp. ........      370,362        370,090
      12,150  Hennes & Mauritz AB, Cl. B ....      512,220        614,071
       9,000  Kohl's Corp.+ .................      575,984        615,870
      28,000  Matsumotokiyoshi Co. Ltd. .....      750,942        622,327
      15,000  Next plc ......................      507,851        528,655
      24,000  Seven & I Holdings Co. Ltd. ...      813,032        746,187
       9,000  Tiffany & Co. .................      290,462        353,160
      10,000  Walgreen Co. ..................      410,655        458,900
       8,000  Whole Foods Market Inc. .......      399,510        375,440
      39,100  Woolworths Ltd. ...............      607,675        737,637
                                              ------------   ------------
                                                 5,573,938      5,937,857
                                              ------------   ------------
              TELECOMMUNICATIONS -- 1.8%
      10,000  Corning Inc.+ .................      247,731        187,100
          85  KDDI Corp. ....................      432,573        576,404
      28,000  Verizon Communications Inc. ...      935,541      1,042,720
                                              ------------   ------------
                                                 1,615,845      1,806,224
                                              ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.3%
       8,000  QUALCOMM Inc. .................      321,360        302,320
                                              ------------   ------------
              TOTAL COMMON STOCKS ...........   76,048,242     95,179,354
                                              ------------   ------------
              EXCHANGE TRADED FUNDS -- 6.3%
      35,500  iShares MSCI Emerging
                Markets Index ...............    3,429,238      4,053,035
      31,000  Vanguard Emerging
                Markets VIPERS ..............    2,324,490      2,399,090
                                              ------------   ------------
              TOTAL EXCHANGE
                TRADED FUNDS ................    5,753,728      6,452,125
                                              ------------   ------------

  PRINCIPAL                                                      MARKET
    AMOUNT                                        COST           VALUE
  ---------                                       ----           -------

              U.S. GOVERNMENT OBLIGATIONS -- 0.9%
  $961,000    U.S. Treasury Bills,
                4.882% to 4.983%++,
                01/04/07 to 03/22/07 ........ $    952,206   $    952,194
                                              ------------   ------------
              TOTAL
                INVESTMENTS -- 99.9% ........ $ 82,754,176    102,583,673
                                              ============
              Other Assets and Liabilities (Net) -- 0.1%           93,122
                                                             ------------
              NET ASSETS -- 100.0% .......................   $102,676,795
                                                             ============
----------------
+      Non-income producing security.
++     Represents annualized yield at date of purchase.
ADR    American Depository Receipt
VIPERS Vanguard Index Participation Equity Receipts




                                           % OF
                                          MARKET         MARKET
GEOGRAPHIC DIVERSIFICATION                 VALUE          VALUE
--------------------------               --------        --------
North America .........................    49.0%   $ 50,304,855
Europe ................................    34.4      35,242,865
Japan .................................     8.7       8,886,606
Asia/Pacific ..........................     4.1       4,263,465
Latin America .........................     3.1       3,147,710
South Africa ..........................     0.7         738,172
                                          -----    ------------
                                          100.0%   $102,583,673
                                          =====    ============



                 See accompanying notes to financial statements.

                          THE GAMCO GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $82,754,176) ...............   $102,583,673
  Foreign currency, at value (cost $297,155) .............        301,344
  Cash ...................................................          1,224
  Dividends and interest receivable ......................        150,374
  Receivable for Fund shares sold ........................          6,422
  Prepaid expense ........................................          5,289
                                                             ------------
  TOTAL ASSETS ...........................................    103,048,326
                                                             ------------
LIABILITIES:
  Payable for Fund shares redeemed .......................        111,579
  Payable for investment advisory fees ...................         87,747
  Payable for shareholder
    communications expenses ..............................         47,700
  Payable for legal and audit fees .......................         45,117
  Payable for shareholder services fees ..................         35,825
  Payable for distribution fees ..........................         22,248
  Payable for accounting fees ............................          7,501
  Other accrued expenses .................................         13,814
                                                             ------------
  TOTAL LIABILITIES ......................................        371,531
                                                             ------------
  NET ASSETS applicable to 4,478,874
      shares outstanding .................................   $102,676,795
                                                             ============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value ........   $137,074,169
  Accumulated net investment income ......................          2,669
  Accumulated net realized loss on investments
    and foreign currency transactions ....................    (54,238,459)
  Net unrealized appreciation on investments .............     19,829,497
  Net unrealized appreciation on foreign
    currency translations ................................          8,919
                                                             ------------
  NET ASSETS .............................................   $102,676,795
                                                             ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($100,882,316 / 4,399,604 shares
    outstanding; 75,000,000 shares authorized) ...........         $22.93
                                                                   ======
  CLASS A:
  Net Asset Value and redemption price
    per share ($1,294,266 / 56,433 shares
    outstanding; 50,000,000 shares authorized) ...........         $22.93
                                                                   ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ...............................         $24.33
                                                                   ======
  CLASS B:
  Net Asset Value and offering price per share
    ($225,165 / 10,261 shares outstanding;
    25,000,000 shares authorized) ........................         $21.94(a)
                                                                   ======
  CLASS C:
  Net Asset Value and offering price per share
    ($275,048 / 12,576 shares outstanding;
    25,000,000 shares authorized) ........................         $21.87(a)
                                                                   ======

--------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $58,054) ............    $ 2,128,609
  Interest ...............................................         53,025
                                                              -----------
  TOTAL INVESTMENT INCOME ................................      2,181,634
                                                              -----------
EXPENSES:
  Investment advisory fees ...............................      1,067,264
  Distribution fees - Class AAA ..........................        262,328
  Distribution fees - Class A ............................          3,313
  Distribution fees - Class B ............................          2,109
  Distribution fees - Class C ............................          2,589
  Shareholder services fees ..............................        184,290
  Legal and audit fees ...................................         96,386
  Shareholder communications expenses ....................         95,538
  Custodian fees .........................................         46,330
  Accounting fees ........................................         45,000
  Registration expenses ..................................         39,614
  Directors' fees ........................................         11,839
  Interest expense .......................................          2,005
  Miscellaneous expenses .................................         45,309
                                                              -----------
  TOTAL EXPENSES .........................................      1,903,914
                                                              -----------
  NET INVESTMENT INCOME ..................................        277,720
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .......................     14,069,656
  Net realized gain on foreign
    currency transactions ................................            883
                                                              -----------
  Net realized gain on investments and foreign
    currency transactions ................................     14,070,539
                                                              -----------
  Net change in unrealized appreciation/
    depreciation on investments ..........................     (1,931,252)
  Net change in unrealized appreciation/
    depreciation on foreign currency
    translations .........................................         10,451
                                                              -----------
  Net change in unrealized appreciation/
    depreciation on investments
    and foreign currency translations ....................     (1,920,801)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY ....................     12,149,738
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ........................................    $12,427,458
                                                              ===========

                 See accompanying notes to financial statements.

                          THE GAMCO GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED           YEAR ENDED
                                                                                DECEMBER 31, 2006    DECEMBER 31, 2005
                                                                                -----------------    -----------------
OPERATIONS:
  Net investment income .......................................................   $    277,720        $    110,182
  Net realized gain on investments and foreign currency transactions ..........     14,070,539           9,232,898
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations .............................................     (1,920,801)          4,268,855
                                                                                  ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................     12,427,458          13,611,935
                                                                                  ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Class AAA .................................................................       (272,763)            (92,625)
    Class A ...................................................................         (3,545)             (2,247)
                                                                                  ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................       (276,308)            (94,872)
                                                                                  ------------        ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .................................................................    (19,507,826)        (18,980,399)
    Class A ...................................................................         (2,805)            576,999
    Class B ...................................................................            (60)             (3,817)
    Class C ...................................................................         14,905             171,726
                                                                                  ------------        ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..................    (19,495,786)        (18,235,491)
                                                                                  ------------        ------------
  REDEMPTION FEES .............................................................            148                 873
                                                                                  ------------        ------------
  NET DECREASE IN NET ASSETS ..................................................     (7,344,488)         (4,717,555)
NET ASSETS:
  Beginning of period .........................................................    110,021,283         114,738,838
                                                                                  ------------        ------------
  End of period (including undistributed net investment income of
    $2,669 and $374, respectively) ............................................   $102,676,795        $110,021,283
                                                                                  ============        ============

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The GAMCO Global Growth Fund (the "Fund"), formerly, The Gabelli Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the "Corporation"), formerly, Gabelli Global Series Funds, Inc., was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994. Prior to January 13, 2000, the Fund's name was The Gabelli Global Interactive Couch Potato(R) Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2006.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as
"interest   expense"  in  the   Statement  of   Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to increase accumulated net investment income by $883, to increase accumulated net realized loss on investments and foreign currency transactions by $882, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was $276,308 and $94,872, respectively, of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Undistributed ordinary income ....................... $      2,669
          Capital loss carryforwards ..........................  (54,218,953)
          Net unrealized appreciation on investments, foreign
            currency, and foreign receivables and payables ....   19,818,910
                                                                ------------
          Total accumulated loss .............................. $(34,397,374)
                                                                ============

At December 31, 2006, the Fund has net capital loss carryforwards for Federal income tax purposes of $54,218,953, which are available to reduce future required distributions of net capital gains to shareholders. $12,969,766 is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011. For the fiscal year ended December 31, 2006, the Fund utilized capital loss carryforwards of $13,953,674.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:

                                                                     GROSS            GROSS
                                                                  UNREALIZED       UNREALIZED       NET UNREALIZED
                                                 COST            APPRECIATION     DEPRECIATION       APPRECIATION
                                                 ----            ------------     ------------       ------------
          Investments ....................... $82,773,682        $21,701,299      $(1,891,308)        $19,809,991

At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end Fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans,

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term and U.S. Government Securities, aggregated $48,188,611 and $67,695,657, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $18,576 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $1,216 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2006, was $3,534 with a weighted average interest rate of 5.87%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2006 was $197,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Effective February 15, 2007, Class AAA Shares are offered only to investors who are shareholders prior to that date in one or more of the registered funds distributed by Gabelli & Company. Class AAA Shares are offered to these investors only through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $148 and $873, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2006                 DECEMBER 31, 2005
                                                     ----------------------------      ---------------------------
                                                        SHARES          AMOUNT            SHARES         AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................    263,640      $  5,632,563         351,247     $  6,634,577
Shares issued upon reinvestment of distributions ...     11,428           262,618           4,351           89,324
Shares redeemed .................................... (1,183,208)      (25,403,007)     (1,387,756)     (25,704,300)
                                                     ----------      ------------      ----------     ------------
  Net decrease .....................................   (908,140)     $(19,507,826)     (1,032,158)    $(18,980,399)
                                                     ==========      ============      ==========     ============

                                                                CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................      8,807      $    187,766          36,708     $    724,402
Shares issued upon reinvestment of distributions ...        126             2,895              97            1,998
Shares redeemed ....................................     (8,777)         (193,466)         (7,903)        (149,401)
                                                     ----------      ------------      ----------     ------------
  Net increase (decrease) ..........................        156      $     (2,805)         28,902     $    576,999
                                                     ==========      ============      ==========     ============

                                                                CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................         --      $         --           1,074     $     18,953
Shares redeemed ....................................         (2)              (60)         (1,326)         (22,770)
                                                     ----------      ------------      ----------     ------------
  Net decrease .....................................         (2)     $        (60)           (252)    $     (3,817)
                                                     ==========      ============      ==========     ============

                                                                CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................      9,832      $    202,102           9,486     $    178,993
Shares redeemed ....................................     (9,339)         (187,197)           (394)          (7,267)
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................        493      $     14,905           9,092     $    171,726
                                                     ==========      ============      ==========     ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                             INCOME FROM INVESTMENT OPERATIONS             DISTRIBUTIONS
                          ----------------------------------------    -------------------------
                                           Net
              Net Asset       Net      Realized and      Total
  Period       Value,     Investment    Unrealized        from           Net
   Ended     Beginning      Income     Gain (Loss)   on Investment   Investments       Total
December 31  of Period    (Loss)(a)    Investments     Operations       Income    Distributions
-----------  ---------    ---------    -----------    ------------    ----------  -------------
CLASS AAA
  2006        $20.43       $ 0.06         $ 2.50         $ 2.56        $(0.06)        $(0.06)
  2005         17.98         0.02           2.45           2.47         (0.02)         (0.02)
  2004         16.43        (0.05)          1.60           1.55            --             --
  2003         11.62        (0.06)          4.86           4.80            --             --
  2002         15.45        (0.08)         (3.75)         (3.83)           --             --
CLASS A
  2006        $20.43       $ 0.06         $ 2.50         $ 2.56        $(0.06)        $(0.06)
  2005         18.01         0.01           2.45           2.46         (0.04)         (0.04)
  2004         16.45        (0.05)          1.61           1.56            --             --
  2003         11.63        (0.06)          4.87           4.81            --             --
  2002         15.47        (0.08)         (3.76)         (3.84)           --             --
CLASS B
  2006        $19.65       $(0.10)        $ 2.39         $ 2.29            --             --
  2005         17.41        (0.12)          2.36           2.24            --             --
  2004         16.02        (0.17)          1.56           1.39            --             --
  2003         11.42        (0.16)          4.75           4.59            --             --
  2002         15.30        (0.17)         (3.71)         (3.88)           --             --
CLASS C
  2006        $19.58       $(0.09)        $ 2.38         $ 2.29            --             --
  2005         17.35        (0.16)          2.39           2.23            --             --
  2004         15.97        (0.19)          1.57           1.38            --             --
  2003         11.38        (0.16)          4.74           4.58            --             --
  2002         15.26        (0.17)         (3.71)         (3.88)           --             --

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                -----------------------------------------------

                          Net Asset             Net Assets      Net
  Period                    Value,                End of    Investment                Portfolio
   Ended      Redemption    End of     Total      Period      Income     Operating    Turnover
December 31     Fees(a)     Period    Return+   (in 000's)    (Loss)    Expenses (b)    Rate
-----------   ----------   --------   -------   ----------   ---------  ------------   -------
CLASS AAA
  2006         $0.00(c)     $22.93      12.5%    $100,883      0.26%       1.78%         46%
  2005          0.00(c)      20.43      13.7      108,433      0.11        1.79(d)       33
  2004          0.00(c)      17.98       9.4      114,011     (0.30)       1.82         100
  2003          0.01         16.43      41.4      132,886     (0.45)       1.71          63
  2002            --         11.62     (24.8)     105,034     (0.58)       1.75          82
CLASS A
  2006         $0.00(c)     $22.93      12.5%    $  1,294      0.28%       1.78%         46%
  2005          0.00(c)      20.43      13.7        1,150      0.03        1.79(d)       33
  2004          0.00(c)      18.01       9.5          493     (0.29)       1.82         100
  2003          0.01         16.45      41.4          426     (0.45)       1.71          63
  2002            --         11.63     (24.8)         176     (0.58)       1.75          82
CLASS B
  2006         $0.00(c)     $21.94      11.7%    $    225     (0.49)%      2.53%         46%
  2005          0.00(c)      19.65      12.9          202     (0.67)       2.54(d)       33
  2004          0.00(c)      17.41       8.7          183     (1.05)       2.57         100
  2003          0.01         16.02      40.3          211     (1.20)       2.46          63
  2002            --         11.42     (25.4)          86     (1.33)       2.50          82
CLASS C
  2006         $0.00(c)     $21.87      11.7%    $    275     (0.42)%      2.53%         46%
  2005          0.00(c)      19.58      12.9          236     (0.90)       2.52(d)       33
  2004          0.00(c)      17.35       8.6           52     (1.17)       2.57         100
  2003          0.01         15.97      40.3          207     (1.20)       2.46          63
  2002            --         11.38     (25.4)         101     (1.33)       2.50          82

-------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the years ended December 31, 2004 and 2002. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.81% and 1.70% (Class AAA), 1.81% and 1.70% (Class A), 2.56% and 2.45% (Class B), and 2.56% and 2.45%
    (Class C), respectively. Interest expense in 2006 was immaterial.
(c) Amount represents less than $0.005 per share.
(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.79%, 1.79%, 2.53%, and 2.52% for Class AAA, Class A, Class B, and Class C, respectively.

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Growth Fund (the "Fund") (formerly The Gabelli Global Growth Fund), a series of GAMCO Global Series Funds, Inc., (formerly Gabelli Global Series Funds, Inc.) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 16, 2007

                          THE GAMCO GLOBAL GROWTH FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2006, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium and long-term performance of the Fund against a peer group of global multi-cap core and global multi-cap growth funds, noting its bottom quartile performance for the one and three year periods and top third performance for the five year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a standalone administrative charge. The Independent Board Members also noted an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of global multi-cap core and multi-cap growth funds and noted that the Adviser's advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios were significantly higher than, and the Fund's size was lower than, average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli/GAMCO funds. The Independent Board Members were presented with, but did not compare, the advisory fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a mixed performance record that was understandable in relation to the disclosure in the Fund's prospectus and periodic shareholder reports as to its purpose and the outlook of the portfolio managers. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board of Directors.

THE GAMCO GLOBAL GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                    TERM OF OFFICE     NUMBER OF
NAME, POSITION(S)    AND LENGTH OF   FUNDS IN FUND
    ADDRESS 1             TIME      COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
     AND AGE            SERVED 2       BY DIRECTOR       DURING PAST FIVE YEARS                     HELD BY DIRECTOR 4
----------------     ------------   ----------------     ----------------------                    --------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1993          24       Chairman of the Board and Chief Executive      Director of Morgan
Director and                                        Officer of GAMCO Investors, Inc. and           Group Holdings, Inc.
Chief Investment Officer                            Chief Investment Officer - Value Portfolios    (transportation
Age: 64                                             of Gabelli Funds, LLC and GAMCO Asset          services); Chairman of
                                                    Management Inc.; Director/Trustee or Chief     the Board of Lynch
                                                    Investment Officer of other registered         Interactive Corporation
                                                    investment companies in the Gabelli Funds      (multimedia and
                                                    complex; Chairman and Chief Executive          communication services
                                                    Officer of GGCP, Inc.                          company)

JOHN D. GABELLI        Since 1993          10       Senior Vice President of Gabelli &             Director of GAMCO
Director                                            Company, Inc.                                  Investors, Inc.
Age: 62

INDEPENDENT DIRECTORS 5:
-----------------------
E. VAL CERUTTI         Since 2001           7       Chief Executive Officer of Cerutti             Director of The LGL Group,
Director                                            Consultants, Inc.; Adviser to Iona             Inc. (diversified
Age: 67                                             College Hagan School of Business               manufacturing)

ANTHONY J. COLAVITA    Since 1993          34       Partner in the law firm of                        --
Director                                            Anthony J. Colavita, P.C.
Age: 71

ARTHUR V. FERRARA      Since 2001           7       Former Chairman of the Board and Chief         Director of the Guardian
Director                                            Executive Officer of The Guardian Life         sponsored mutual funds
Age: 76                                             Insurance Company of America
                                                    (1993-1995)

WERNER J. ROEDER, MD   Since 1993          23       Medical Director of Lawrence                      --
Director                                            Hospital and practicing private physician
Age: 66

ANTHONIE C. VAN EKRIS  Since 1993          17       Chairman of BALMAC International, Inc.            --
Director                                            (commodities and futures trading)
Age: 72

SALVATORE J. ZIZZA     Since 2004          25       Chairman of Hallmark Electrical Supplies       Director of Hollis-Eden
Director                                            Corp. (distribution of electrical              Pharmaceuticals (biotechnology);
Age: 61                                             supplies)                                      Director of Earl Scheib, Inc.
                                                                                                   (automotive services)

THE GAMCO GLOBAL GROWTH FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                     TERM OF OFFICE
NAME, POSITION(S)     AND LENGTH OF
    ADDRESS 1              TIME                         PRINCIPAL OCCUPATION(S)
     AND AGE             SERVED 2                       DURING PAST FIVE YEARS
-----------------     ------------                      ----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003               Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                       since 1988 and an officer of all of the registered investment companies
Age: 55                                         in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                                since 1998

JAMES E. MCKEE         Since 1995               Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Secretary                                       since 1999 and GAMCO Asset Management Inc. since 1993; Secretary
Age: 43                                         of all of the registered investment companies in the Gabelli Funds complex

AGNES MULLADY          Since 2006               Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                       complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                         and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                                Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004;
                                                Controller of Reserve Management Corporation and Reserve Partners, Inc. and
                                                Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004               Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                        Compliance Officer of all of the registered investment companies in the
Age: 53                                         Gabelli Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

-----------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
 3 "Interested  person" of the Corporation as defined in the Investment  Company
   Act of 1940, as amended (the "1940 Act"). Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John
   D. Gabelli are brothers.
 4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
 5 Directors  who  are  not  interested  persons  are  considered  "Independent"
   Directors.

--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended December 31, 2006, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.062 and $0.063 per share for Class AAA and Class A, respectively. For the fiscal year ended December 31, 2006, 43.03% of the distribution qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                          THE GAMCO GLOBAL GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                                John D. Gabelli
CHAIRMAN AND CHIEF                                   SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                    GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                       Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                              MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                            LAWRENCE HOSPITAL

Anthony J. Colavita                                  Anthonie C. van Ekris
ATTORNEY-AT-LAW                                      CHAIRMAN
ANTHONY J. COLAVITA, P.C.                            BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                    Salvatore J.Zizza
FORMER CHAIRMAN AND                                  CHAIRMAN
CHIEF EXECUTIVE OFFICER                              HALLMARK ELECTRICAL
GUARDIAN LIFE INSURANCE                              SUPPLIES CORP.
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                      James E. McKee
PRESIDENT                                            SECRETARY

Agnes Mullady                                        Peter D. Goldstein
TREASURER                                            CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB442Q406SR





                                                                           GAMCO




                                                      THE
                                                      GAMCO
                                                      GLOBAL
                                                      GROWTH
                                                      FUND






                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

                        THE GAMCO GLOBAL OPPORTUNITY FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2006

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      For the twelve months ending December 31, 2006 the net asset value of the Fund (Class AAA) appreciated by 14.54% which compares with 18.15% for the average Global Multi-Cap Growth Fund monitored by Lipper and 21.23% for the MSCI AC World Free Index.

      Global equity markets performed well in 2006. Merger and acquisition activity has been feverish and helped global markets' performance. Europe surpassed the U.S. (which itself had the fourth largest deal volume ever) in 2006 with deal volume of $1.43 trillion, a rise of 39% from 2005. Gains made in equity investments outside the United States were further augmented by the weakness of the U.S. dollar relative to most foreign currencies. Contributors to performance were made by both domestic and international holdings. Domestic investments that appreciated by more than 40% for the year included Precision Castparts Corp., Telephone & Data Systems Inc., Lockheed Martin Corp., and United States Cellular Corp. The top performing international holdings were Petrobras (+44.5%), Saipem (+42.6%), and Antofagasta Holdings (+35.8%).

                                                          Sincerely yours,

                                                          /s/ Bruce N. Alpert

                                                          Bruce N. Alpert
                                                          President

February 23, 2007

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA SHARES, THE LIPPER GLOBAL MULTI-CAP GROWTH FUND
                    AVERAGE, AND THE MSCI AC WORLD FREE INDEX

                                [GRAPH OMITTED]
                              PLOT POINTS FOLLOW:

                GAMCO Global
            Opportunity Fund    Lipper Global Multi Cap             MSCI AC
          (Class AAA Shares)        Growth Fund Average    World Free Index
5/11/98              $10,000                    $10,000             $10,000
12/31/98              11,010                      9,922              10,613
12/31/99              19,731                     13,502              13,459
12/31/00              17,069                     12,115              11,583
12/31/01              12,131                     10,011               9,740
12/31/02              10,738                      8,056               7,892
12/31/03              14,756                     10,641              10,624
12/31/04              16,823                     12,194              12,298
12/31/05              19,367                     13,608              13,696
12/31/06              22,183                     16,077              16,645

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
              ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                       Quarter      1 Year       3 Year       5 Year       (5/11/98)
--------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA ............  8.92%       14.54%       14.56%        12.83%        9.66%
  MSCI AC World Free Index ...........................  9.16        21.53        16.14         11.31         6.06
  Lipper Global Multi-Cap Growth Fund Average ........  8.99        18.15        14.77          9.52         6.97
  Class A ............................................  8.92        14.54        14.57         12.88         9.66
                                                        2.65(b)      7.96(b)     12.33(b)      11.55(b)      8.92(b)
  Class B ............................................  8.70        13.69        13.71         12.03         9.09
                                                        3.70(c)      8.69(c)     12.93(c)      11.77(c)      9.09(c)
  Class C ............................................  8.72        13.75        14.19         12.78         9.62
                                                        7.72(d)     12.75(d)     14.19         12.78         9.62

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, AUGUST 16, 2000, AND NOVEMBER 23, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR,
     FIVE YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL OPPORTUNITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                 Beginning         Ending       Annualized     Expenses
               Account Value   Account Value      Expense    Paid During
                 07/01/06         12/31/06         Ratio        Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA       $1,000.00        $1,072.60         2.00%        $10.45
Class A         $1,000.00        $1,071.80         2.00%        $10.44
Class B         $1,000.00        $1,067.90         2.73%        $14.23
Class C         $1,000.00        $1,068.30         2.74%        $14.28

HYPOTHETICAL 5% RETURN
Class AAA       $1,000.00        $1,015.12         2.00%        $10.16
Class A         $1,000.00        $1,015.12         2.00%        $10.16
Class B         $1,000.00        $1,011.44         2.73%        $13.84
Class C         $1,000.00        $1,011.39         2.74%        $13.89

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

THE GAMCO GLOBAL OPPORTUNITY FUND

Health Care .......................................  13.1%
Metals and Mining .................................  12.7%
Financial Services ................................  12.1%
Energy and Utilities ..............................  10.8%
Consumer Products .................................   9.8%
Computer Software and Services ....................   4.2%
Food and Beverage .................................   3.9%
Diversified Industrial ............................   3.4%
Retail ............................................   3.4%
Aerospace .........................................   3.2%
Telecommunications ................................   3.0%
Building and Construction .........................   3.0%
Entertainment .....................................   3.0%
Hotels and Gaming .................................   2.7%
Aviation: Parts and Services ......................   2.4%
Broadcasting ......................................   2.4%
U.S. Government Obligations .......................   1.9%
Wireless Communications ...........................   1.3%
Agriculture .......................................   1.3%
Cable and Satellite ...............................   0.8%
Publishing ........................................   0.7%
Electronics .......................................   0.6%
Machinery .........................................   0.5%
Closed-End Funds ..................................   0.4%
Transportation ....................................   0.0%
Other Assets and Liabilities (Net) ................  (0.6)%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              COMMON STOCKS -- 98.7%
              AEROSPACE -- 3.2%
       3,000  L-3 Communications
                Holdings Inc. ............... $    127,720   $    245,340
       5,500  Lockheed Martin Corp. .........      135,166        506,385
                                              ------------   ------------
                                                   262,886        751,725
                                              ------------   ------------
              AGRICULTURE -- 1.3%
      30,000  Agricore United ...............      206,693        309,994
                                              ------------   ------------
              AVIATION: PARTS AND SERVICES -- 2.4%
       7,400  Precision Castparts Corp. .....      109,705        579,272
                                              ------------   ------------
              BROADCASTING -- 2.4%
      20,000  Mediaset SpA ..................      195,380        237,344
       5,000  Modern Times Group AB, Cl. B+        176,195        328,662
                                              ------------   ------------
                                                   371,575        566,006
                                              ------------   ------------
              BUILDING AND CONSTRUCTION -- 3.0%
       4,125  CRH plc, Dublin ...............       47,794        171,741
      13,000  CRH plc, London ...............      172,929        541,931
                                              ------------   ------------
                                                   220,723        713,672
                                              ------------   ------------
              CABLE AND SATELLITE -- 0.8%
       7,000  Cablevision Systems Corp.,
                Cl. A+ ......................       67,535        199,360
                                              ------------   ------------
       UNITS
       -----
              CLOSED-END FUNDS -- 0.4%
       6,000  Mullen Group Income Fund ......      194,420         96,163
                                              ------------   ------------
      SHARES
      ------
              COMPUTER SOFTWARE AND SERVICES -- 4.2%
         700  Google Inc., Cl. A+ ...........      220,948        322,336
      11,500  Microsoft Corp. ...............      301,125        343,390
         100  NIWS Co. HQ Ltd. ..............      113,403         60,081
       5,000  Square Enix Co. Ltd. ..........      121,466        131,087
       5,000  Yahoo! Inc.+ ..................      169,373        127,700
                                              ------------   ------------
                                                   926,315        984,594
                                              ------------   ------------
              CONSUMER PRODUCTS -- 9.8%
       5,000  Altadis SA ....................      153,235        261,699
      10,000  Assa Abloy AB, Cl. B ..........      189,995        217,647
       4,000  Christian Dior SA .............      227,736        426,375
      11,000  Compagnie Financiere
                Richemont AG, Cl. A .........      231,884        640,952
       8,500  Escada AG+ ....................      207,340        335,489
       4,000  Procter & Gamble Co. ..........      221,128        257,080
       3,200  UST Inc. ......................      142,645        186,240
                                              ------------   ------------
                                                 1,373,963      2,325,482
                                              ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 3.4%
       7,000  Bouygues SA ...................      252,231        449,356
       9,500  General Electric Co. ..........      320,183        353,495
                                              ------------   ------------
                                                   572,414        802,851
                                              ------------   ------------
              ELECTRONICS -- 0.6%
       4,400  Linear Technology Corp. .......      165,609        133,408
                                              ------------   ------------

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              ENERGY AND UTILITIES -- 10.8%
       5,000  Connecticut Water Service Inc.  $    110,239   $    113,750
       6,600  Imperial Oil Ltd. .............      222,619        242,968
      30,000  Kanto Natural Gas
                Development Co. Ltd. ........      153,608        197,891
       8,000  Mueller Water Products Inc.,
                Cl. A .......................      126,070        118,960
       3,500  Petroleo Brasileiro SA, ADR ...      105,807        360,465
      10,000  Saipem SpA ....................      210,831        260,577
       7,200  Schlumberger Ltd. .............      238,374        454,752
       3,000  Suncor Energy Inc. ............      101,766        236,730
      35,000  Tokai Carbon Co. Ltd. .........      152,714        248,813
       4,000  Transocean Inc.+ ..............      164,064        323,560
                                              ------------   ------------
                                                 1,586,092      2,558,466
                                              ------------   ------------
              ENTERTAINMENT -- 3.0%
      35,000  Publishing &
                Broadcasting Ltd. ...........      176,587        589,840
       5,000  Time Warner Inc. ..............       85,437        108,900
                                              ------------   ------------
                                                   262,024        698,740
                                              ------------   ------------
              FINANCIAL SERVICES -- 12.1%
      15,000  Bank of Ireland ...............       92,773        346,511
       7,000  Citigroup Inc. ................      270,158        389,900
       5,375  Julius Baer Holding Ltd. AG ...      380,982        591,978
       1,600  Legg Mason Inc. ...............      141,880        152,080
      10,000  Mediobanca SpA ................      201,520        236,156
      17,000  Nikko Cordial Corp. ...........      180,347        194,992
      20,000  The Shizuoka Bank Ltd. ........      203,072        198,479
       7,000  TSX Group Inc. ................      287,164        279,784
       8,000  UBS AG ........................      336,926        482,640
                                              ------------   ------------
                                                 2,094,822      2,872,520
                                              ------------   ------------
              FOOD AND BEVERAGE -- 3.9%
       8,000  ARIAKE JAPAN Co. Ltd. .........      188,030        156,296
      15,000  Cadbury Schweppes plc .........      141,899        160,505
       5,000  General Mills Inc. ............      248,004        288,000
       5,000  PepsiCo Inc. ..................      261,500        312,750
                                              ------------   ------------
                                                   839,433        917,551
                                              ------------   ------------
              HEALTH CARE -- 13.1%
       6,000  Cochlear Ltd. .................      246,988        274,693
       4,208  GlaxoSmithKline plc ...........      126,084        110,735
       6,000  Novartis AG ...................      232,122        345,917
       3,500  Roche Holding AG ..............      305,337        627,616
       4,691  Sanofi-Aventis, ADR ...........      162,121        216,583
       5,000  St. Jude Medical Inc.+ ........      192,663        182,800
       1,200  Straumann Holding AG ..........      254,333        290,521
       3,000  Synthes Inc. ..................      302,959        357,735
       4,200  Takeda Pharmaceutical
                Co. Ltd. ....................      263,783        288,341
       5,000  William Demant Holding A/S+ ...      235,806        405,396
                                              ------------   ------------
                                                 2,322,196      3,100,337
                                              ------------   ------------
                 See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              COMMON STOCKS (Continued)
              HOTELS AND GAMING -- 2.7%
       7,000  Greek Organization of Football
                Prognostics SA .............. $    117,837   $    270,557
      10,000  InterContinental Hotels
                Group plc ...................      207,348        247,097
      15,000  Ladbrokes plc .................      121,994        122,839
                                              ------------   ------------
                                                   447,179        640,493
                                              ------------   ------------
              MACHINERY -- 0.5%
       4,500  CNH Global NV .................      129,912        122,850
                                              ------------   ------------
              METALS AND MINING -- 12.7%
      17,726  Andsberg Ltd.+ (a) ............        8,277         15,740
      73,630  Antofagasta plc ...............       88,099        733,806
      48,000  Gold Fields Ltd., ADR .........      208,304        906,240
      10,000  Harmony Gold
                Mining Co. Ltd.+ ............       56,555        158,557
      24,000  Harmony Gold
                Mining Co. Ltd., ADR+ .......      130,306        378,000
      15,000  Newmont Mining Corp. ..........      349,500        677,250
       3,500  Peabody Energy Corp. ..........      179,978        141,435
                                              ------------   ------------
                                                 1,021,019      3,011,028
                                              ------------   ------------
              PUBLISHING -- 0.7%
      40,000  Independent News &
                Media plc ...................       98,736        158,933
                                              ------------   ------------
              RETAIL -- 3.4%
       9,000  Matsumotokiyoshi Co. Ltd. .....      232,030        200,034
       6,300  Seven & I Holdings Co. Ltd. ...      218,236        195,874
       6,000  Walgreen Co. ..................      233,238        275,340
       2,700  Whole Foods Market Inc. .......      136,041        126,711
                                              ------------   ------------
                                                   819,545        797,959
                                              ------------   ------------
              TELECOMMUNICATIONS -- 3.0%
       3,000  Alltel Corp. ..................      128,045        181,440
      15,675  Sprint Nextel Corp. ...........      255,701        296,101
       2,300  Telephone & Data
                Systems Inc. ................       45,066        124,959
       2,300  Telephone & Data
                Systems Inc., Special .......       41,599        114,080
                                              ------------   ------------
                                                   470,411        716,580
                                              ------------   ------------
              TRANSPORTATION -- 0.0%
       2,941  Horizon North Logistics Inc.+         10,722          8,978
                                              ------------   ------------
              WIRELESS COMMUNICATIONS -- 1.3%
       4,500  United States Cellular Corp.+        254,809        313,155
                                              ------------   ------------
              TOTAL COMMON STOCKS ...........   14,828,738     23,380,117
                                              ------------   ------------

   PRINCIPAL                                                     MARKET
     AMOUNT                                       COST           VALUE
   ---------                                      ----           -------

              U.S. GOVERNMENT OBLIGATIONS -- 1.9%
    $451,000  U.S. Treasury Bill,
                4.968%++, 03/08/07 .......... $    447,119   $    447,120
                                              ------------   ------------
              TOTAL
                INVESTMENTS -- 100.6% ....... $ 15,275,857     23,827,237
                                              ============
              Other Assets and Liabilities (Net) -- (0.6)%       (151,841)
                                                             ------------
              NET ASSETS -- 100.0% .......................   $ 23,675,396
                                                             ============
----------------
 (a) Security  fair  valued  under  procedures   established  by  the  Board  of
     Directors.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of the fair valued security amounted to $15,740 or 0.07% of total net assets.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt

                                        % OF
                                       MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION              VALUE        VALUE
--------------------------            --------     -------
North America ......................     38.9%  $ 9,273,939
Europe .............................     38.8     9,235,304
Japan ..............................      7.9     1,871,888
South Africa .......................      6.0     1,442,797
Latin America ......................      4.8     1,138,777
Asia/Pacific .......................      3.6       864,532
                                        -----   -----------
                                        100.0%  $23,827,237
                                        =====   ===========





                 See accompanying notes to financial statements.

                        THE GAMCO GLOBAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $15,275,857) ...............    $23,827,237
  Dividends receivable ...................................         31,005
  Receivable for Fund shares sold ........................          8,606
  Prepaid expense ........................................          2,355
                                                              -----------
  TOTAL ASSETS ...........................................     23,869,203
                                                              -----------
LIABILITIES:
  Payable to custodian ...................................         85,305
  Payable for Fund shares redeemed .......................         27,161
  Payable for investment advisory fees ...................         23,875
  Payable for legal and audit fees .......................         21,434
  Payable for shareholder
    communications expenses ..............................         18,295
  Payable for distribution fees ..........................          5,060
  Other accrued expenses .................................         12,677
                                                              -----------
  TOTAL LIABILITIES ......................................        193,807
                                                              -----------
  NET ASSETS applicable to 1,299,227
    shares outstanding ...................................    $23,675,396
                                                              ===========
NET ASSETS CONSIST OF:
  Paid-in capital, each class at
    $0.001 par value .....................................    $21,190,123
  Accumulated distributions in excess of net
    investment income ....................................        (65,260)
  Accumulated net realized loss on investments
    and foreign currency transactions ....................     (6,001,471)
  Net unrealized appreciation on investments .............      8,551,380
  Net unrealized appreciation on foreign
    currency translations ................................            624
                                                              -----------
  NET ASSETS .............................................    $23,675,396
                                                              ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($23,426,328 / 1,285,482 shares
    outstanding; 75,000,000 shares authorized) ...........         $18.22
                                                                   ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($219,947 / 12,102 shares outstanding;
    50,000,000 shares authorized) ........................         $18.17
                                                                   ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ...............................         $19.28
                                                                   ======
  CLASS B:
  Net Asset Value and offering price per share
    ($25,039 / 1,422 shares outstanding;
    25,000,000 shares authorized) ........................         $17.61(a)
                                                                   ======
  CLASS C:
  Net Asset Value and offering price per share
    ($4,082 / 221.3 shares outstanding;
    25,000,000 shares authorized) ........................         $18.45(a)
                                                                   ======
--------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $16,951) ............     $  352,762
  Interest ...............................................         10,854
                                                               ----------
  TOTAL INVESTMENT INCOME ................................        363,616
                                                               ----------
EXPENSES:
  Investment advisory fees ...............................        230,631
  Distribution fees - Class AAA ..........................         56,951
  Distribution fees - Class A ............................            605
  Distribution fees - Class B ............................            367
  Distribution fees - Class C ............................             39
  Shareholder communications expenses ....................         31,463
  Legal and audit fees ...................................         27,461
  Registration expenses ..................................         27,176
  Shareholder services fees ..............................         22,030
  Custodian fees .........................................         16,173
  Recovery of reimbursed expenses
    (see Note 3) .........................................         14,200
  Interest expense .......................................          4,831
  Directors' fees ........................................          2,518
  Miscellaneous expenses .................................         31,211
                                                               ----------
  TOTAL EXPENSES .........................................        465,656
  Less: Custodian fee credits ............................           (268)
                                                               ----------
  NET EXPENSES ...........................................        465,388
                                                               ----------
  NET INVESTMENT LOSS ....................................       (101,772)
                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .......................      1,181,626
  Net realized loss on foreign currency
    transactions .........................................           (755)
                                                               ----------
  Net realized gain on investments and
    foreign currency transactions ........................      1,180,871
                                                               ----------
  Net change in unrealized appreciation/
    depreciation on investments ..........................      1,985,198
  Net change in unrealized appreciation/
    depreciation on foreign currency
    translations .........................................          1,286
                                                               ----------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ................................      1,986,484
                                                               ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ..................      3,167,355
                                                               ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................     $3,065,583
                                                               ==========

                 See accompanying notes to financial statements.

                        THE GAMCO GLOBAL OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED           YEAR ENDED
                                                                                DECEMBER 31, 2006    DECEMBER 31, 2005
                                                                                -----------------    -----------------
OPERATIONS:
  Net investment income (loss) .................................................  $  (101,772)        $    19,418
  Net realized gain on investments and foreign currency transactions ...........    1,180,871             856,524
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ..............................................    1,986,484           2,088,178
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................    3,065,583           2,964,120
                                                                                  -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..................................................................       (3,855)            (30,715)
    Class A ....................................................................         (124)               (552)
                                                                                  -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................       (3,979)            (31,267)
                                                                                  -----------         -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..................................................................   (1,022,036)         (2,510,492)
    Class A ....................................................................      (57,936)            112,811
    Class B ....................................................................      (27,495)             (9,204)
    Class C ....................................................................           --               3,000
                                                                                  -----------         -----------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...................   (1,107,467)         (2,403,885)
                                                                                  -----------         -----------
  REDEMPTION FEES ..............................................................          499                 970
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS ...................................................    1,954,636             529,938
NET ASSETS:
  Beginning of period ..........................................................   21,720,760          21,190,822
                                                                                  -----------         -----------
  End of period (including undistributed net investment income of
    $0 and $0, respectively) ...................................................  $23,675,396         $21,720,760
                                                                                  ===========         ===========

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The GAMCO Global Opportunity Fund (the "Fund"), formerly, The Gabelli Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc. (the "Corporation"), formerly, Gabelli Global Series Funds, Inc., was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, there were no open repurchase agreements.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2006.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to decrease accumulated distributions in excess of net investment income by $80,079, to decrease accumulated net realized loss on investments and foreign currency transactions by $754, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was $3,979 and $31,267, respectively, of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Net unrealized appreciation ........................   $ 8,551,976
          Capital loss carryforwards .........................    (6,001,443)
          Other temporary differences .............. .........       (65,260)
                                                                 -----------
          Total accumulated earnings .........................   $ 2,485,273
                                                                 ===========

At December 31, 2006, the Fund has net capital loss carryforwards for Federal income tax purposes of $6,001,443, which are available to reduce future required distributions of net capital gains to shareholders. $1,119,397 of the loss carryforward is available through 2009; $1,904,804 is available through 2010; $1,776,091 is available through 2011; and $1,201,151 is available through 2012. For the fiscal year ended December 31, 2006, the Fund utilized net tax capital loss carryforwards of $1,181,627.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:

                                                                  GROSS              GROSS
                                                               UNREALIZED         UNREALIZED       NET UNREALIZED
                                                  COST        APPRECIATION       DEPRECIATION       APPRECIATION
                                                  ----        ------------       ------------       ------------
          Investments ......................  $15,275,885      $8,963,899         $(412,547)         $8,551,352

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. Effective May 1, 2005, the Adviser has agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 2.75% (1.50%, 1.50%, 2.25%, and 2.25% prior to May
1, 2005) of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. Beginning January 1, 2005, the Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. The cumulative amount which the Fund may repay the Adviser is $26,232. For the fiscal year ended December 31, 2006, the Fund repaid the Adviser $14,200.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term securities, aggregated $3,524,316 and $4,759,873, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $180 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $330 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2006 was $42,323 with a related weighted average interest rate of 6.04%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2006 was $1,315,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $499 and $970, respectively.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2006                 DECEMBER 31, 2005
                                                     ----------------------------      ---------------------------
                                                        SHARES          AMOUNT            SHARES         AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold .......................................     283,265      $  4,840,122         343,785     $  5,002,957
Shares issued upon reinvestment of distributions ..         206             3,759           1,830           29,087
Shares redeemed ...................................    (344,742)       (5,865,917)       (518,825)      (7,542,536)
                                                     ----------      ------------      ----------     ------------
  Net decrease ....................................     (61,271)     $ (1,022,036)       (173,210)    $ (2,510,492)
                                                     ==========      ============      ==========     ============
                                                                 CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold .......................................       3,963      $     67,574          10,880     $    157,398
Shares issued upon reinvestment of distributions ..           5                97              35              547
Shares redeemed ...................................      (7,241)         (125,607)         (3,190)         (45,134)
                                                     ----------      ------------      ----------     ------------
  Net increase (decrease) .........................      (3,273)     $    (57,936)          7,725     $    112,811
                                                     ==========      ============      ==========     ============
                                                                 CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold .......................................          --                --              36     $        500
Shares issued upon reinvestment of distributions ..          --                --              --               --
Shares redeemed ...................................      (1,701)     $    (27,495)           (727)          (9,704)
                                                     ----------      ------------      ----------     ------------
  Net decrease ....................................      (1,701)     $    (27,495)           (691)    $     (9,204)
                                                     ==========      ============      ==========     ============
                                                                 CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold .......................................          --                --             211     $      3,000
Shares issued upon reinvestment of distributions ..          --                --              --               --
Shares redeemed ...................................          --                --              --               --
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................          --                --             211     $      3,000
                                                     ==========      ============      ==========     ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                INCOME FROM INVESTMENT OPERATIONS           DISTRIBUTIONS
                             ---------------------------------------   --------------------------
                                               Net
              Net Asset         Net       Realized and      Total
  Period        Value,      Investment     Unrealized        from         Net
   Ended      Beginning       Income     Gain (Loss) on   Investment   Investment      Total
December 31   of Period     (Loss)(a)      Investments    Operations     Income     Distributions
-----------   ---------      -------      -------------   ----------   ---------    -------------
CLASS AAA
  2006          $15.91       $(0.08)         $ 2.39         $ 2.31     $(0.00)(d)     $(0.00)(d)
  2005           13.84         0.01            2.08           2.09      (0.02)         (0.02)
  2004           12.18         0.03            1.68           1.71      (0.05)         (0.05)
  2003            8.87         0.00(d)         3.29           3.29      (0.01)         (0.01)
  2002           10.02         0.00(d)        (1.15)         (1.15)        --             --
CLASS A
  2006          $15.87       $(0.08)         $ 2.39         $ 2.31     $(0.01)        $(0.01)
  2005           13.81         0.01            2.09           2.10      (0.04)         (0.04)
  2004           12.16         0.03            1.67           1.70      (0.05)         (0.05)
  2003            8.86         0.00(d)         3.28           3.28      (0.01)         (0.01)
  2002            9.99         0.00(d)        (1.13)         (1.13)        --             --
CLASS B
  2006          $15.49       $(0.19)         $ 2.31         $ 2.12         --             --
  2005           13.56        (0.08)           2.01           1.93         --             --
  2004           12.00        (0.07)           1.66           1.59     $(0.03)        $(0.03)
  2003            8.80        (0.07)           3.24           3.17         --             --
  2002           10.00        (0.07)          (1.13)         (1.20)        --             --
CLASS C
  2006          $16.22       $(0.21)         $ 2.44         $ 2.23         --             --
  2005           14.17        (0.10)           2.15           2.05         --             --
  2004           12.39         0.07            1.71           1.78         --             --
  2003            9.00        (0.07)           3.43           3.36         --             --
  2002           10.11        (0.07)          (1.04)         (1.11)        --             --

                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                             ----------------------------------------------------------------

                         Net Asset           Net Assets      Net       Operating      Operating
  Period                   Value,              End of    Investment    Expenses      Expenses Net   Portfolio
   Ended       Redemption  End of    Total     Period      Income       Before       of Reimburse-  Turnover
December 31      Fees(a)   Period   Return+  (in 000's)    (Loss)    Reimbursement     ment(b)(c)     Rate
-----------    ---------- --------  -------  ----------    -------   --------------   ------------   --------
CLASS AAA
  2006           $0.00(d)  $18.22    14.5%     $23,426     (0.44)%       2.02%(e)        2.02%(f)       15%
  2005            0.00(d)   15.91    15.1       21,425      0.10         2.04            1.85(f)        26
  2004            0.00(d)   13.84    14.0       21,033      0.25         2.00            1.50           35
  2003            0.03      12.18    37.4       19,305      0.04         1.83            1.52           13
  2002              --       8.87   (11.5)      15,000     (0.05)        2.39            1.59            0
CLASS A
  2006           $0.00(d)  $18.17    14.5%     $   220     (0.45)%       2.02%(e)        2.02%(f)       15%
  2005            0.00(d)   15.87    15.2          244      0.05         2.06            1.87(f)        26
  2004            0.00(d)   13.81    14.0          106      0.26         2.00            1.50           35
  2003            0.03      12.16    37.4           67      0.04         1.83            1.52           13
  2002              --       8.86   (11.3)         36      (0.05)        2.39            1.59            0
CLASS B
  2006           $0.00(d)  $17.61    13.7%     $    25     (1.14)%       2.77%(e)        2.77%(f)       15%
  2005            0.00(d)   15.49    14.2           48     (0.60)        2.79            2.58(f)        26
  2004            0.00(d)   13.56    13.2           52     (0.53)        2.75            2.25           35
  2003            0.03      12.00    36.4           12     (0.71)        2.58            2.27           13
  2002              --       8.80   (12.0)          9      (0.80)        3.14            2.34            0
CLASS C
  2006           $0.00(d)  $18.45    13.8%     $     4     (1.20)%       2.77%(e)        2.77%(f)       15%
  2005            0.00(d)   16.22    14.5            4     (0.66)        2.79            2.68(f)        26
  2004            0.00(d)   14.17    14.4            0.1    0.58         2.75            2.25           35
  2003            0.03      12.39    37.7            0.1   (0.71)        2.58            2.27           13
  2002              --       9.00   (11.0)           0.1   (0.80)        3.14            2.34            0

-----------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a) Per share data is calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the fiscal years ended December 31, 2004, 2003, and 2002. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 1.50%, 2.25%, and 2.25% for Class AAA, Class A, Class B, and Class C, respectively for each year.
(c) The Fund incurred interest expense during the fiscal years ended December 31, 2006 and December 31, 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% and 1.84% (Class AAA), 2.00% and 1.86% (Class A), 2.75% and 2.57% (Class B),
    and 2.75% and 2.68% (Class C), respectively.
(d) Amount represents less than $0.005 per share.
(e) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2006, had such payment not been made, the expense ratios would have been 1.95%, 1.95%, 2.70%, and 2.70% for Class AAA, Class A, Class B, and Class C, respectively.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended December 31, 2005 would have been 1.84%, 1.87%, 2.58%, and 2.68% for Class AAA, Class A, Class B, and Class C, respectively. For the fiscal year ended December 31, 2006, the effect of the custodian fee credits was minimal.


                 See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Opportunity Fund (the "Fund") (formerly The Gabelli Global Opportunity Fund), a series of GAMCO Global Series Funds, Inc., (formerly Gabelli Global Series Funds, Inc.) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 16, 2007

                        THE GAMCO GLOBAL OPPORTUNITY FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2006, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short and medium-term performance of the Fund against a peer group of global multi-cap core and multi-cap growth funds, noting the Fund's bottom quartile for the one year period, middle of its peer group for performance for the three year period, and top quartile performance for the five year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with a pro rata administrative charge and with a standalone administrative charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of global multi-cap core and multi-cap growth funds and noted that the Adviser's advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios after waivers were moderately higher than, and the Fund's size was significantly lower than, average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the advisory fee structure before waivers was the same as that in effect for most of the Gabelli/GAMCO funds. The Independent Board Members were presented with, but did not compare, the advisory fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a mixed performance record that was understandable in relation to the disclosure in the Fund's prospectus and periodic shareholder reports as to its purpose and the outlook of the portfolio managers. The Independent Board Members also concluded that the Fund's expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board of Directors.

THE GAMCO GLOBAL OPPORTUNITY FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Opportunity Fund at One Corporate Center, Rye, NY 10580-1422.

                    TERM OF OFFICE     NUMBER OF
NAME, POSITION(S)    AND LENGTH OF   FUNDS IN FUND
    ADDRESS 1             TIME      COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
     AND AGE            SERVED 2       BY DIRECTOR       DURING PAST FIVE YEARS                     HELD BY DIRECTOR 4
----------------     ------------   ----------------     ----------------------                    --------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1993          24       Chairman of the Board and Chief Executive      Director of Morgan Group
Director and                                        Officer of GAMCO Investors, Inc. and           Holdings, Inc.(transportation
Chief Investment Officer                            Chief Investment Officer - Value Portfolios    services); Chairman of the
Age: 64                                             of Gabelli Funds, LLC and GAMCO Asset          Board of Lynch Interactive
                                                    Management Inc.; Director/Trustee or Chief     Corporation (multimedia and
                                                    Investment Officer of other registered         communication services
                                                    investment companies in the Gabelli Funds      company)
                                                    complex; Chairman and Chief Executive
                                                    Officer of GGCP, Inc.

JOHN D. GABELLI        Since 1993          10       Senior Vice President of Gabelli &             Director of GAMCO
Director                                            Company, Inc.                                  Investors, Inc.
Age: 62

INDEPENDENT DIRECTORS 5:
------------------------
E. VAL CERUTTI         Since 2001           7       Chief Executive Officer of Cerutti             Director of The LGL Group,
Director                                            Consultants, Inc.; Adviser to Iona             Inc. (diversified
Age: 67                                             College Hagan School of Business               manufacturing)

ANTHONY J. COLAVITA    Since 1993          34       Partner in the law firm of                        --
Director                                            Anthony J. Colavita, P.C.
Age: 71

ARTHUR V. FERRARA      Since 2001           7       Former Chairman of the Board and Chief         Director of The Guardian
Director                                            Executive Officer of The Guardian Life         sponsored mutual funds
Age: 76                                             Insurance Company of America
                                                    (1993 - 1995)

WERNER J. ROEDER, MD   Since 1993          23       Medical Director of Lawrence                      --
Director                                            Hospital and practicing private physician
Age: 66

ANTHONIE C. VAN EKRIS  Since 1993          17       Chairman of BALMAC International, Inc.            --
Director                                            (commodities and futures trading)
Age: 72

SALVATORE J. ZIZZA     Since 2004          25       Chairman of Hallmark Electrical Supplies       Director of Hollis-Eden
Director                                            Corp. (distribution of electrical              Pharmaceuticals (biotechnology);
Age: 61                                             supplies)                                      Director of Earl Scheib, Inc.
                                                                                                   (automotive services)

THE GAMCO GLOBAL OPPORTUNITY FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                     TERM OF OFFICE
NAME, POSITION(S)     AND LENGTH OF
    ADDRESS 1              TIME                         PRINCIPAL OCCUPATION(S)
     AND AGE             SERVED 2                       DURING PAST FIVE YEARS
-----------------     ------------                      ----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003               Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                       since 1988 and an officer of all of the registered investment companies
Age: 55                                         in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                                since 1998

JAMES E. MCKEE         Since 1995               Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Secretary                                       since 1999 and GAMCO Asset Management Inc. since 1993; Secretary
Age: 43                                         of all of the registered investment companies in the Gabelli Funds complex

AGNES MULLADY          Since 2006               Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                       complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                         and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                                Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004;
                                                Controller of Reserve Management Corporation and Reserve Partners, Inc. and
                                                Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004               Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                        Compliance Officer of all of the registered investment companies in the
Age: 53                                         Gabelli Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

-----------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
 3 "Interested  person" of the Corporation as  defined in the Investment Company
   Act of 1940, as amended (the "1940 Act"). Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
 4 This column includes only  directorships  of companies  required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
 5 Directors  who  are  not  interested  persons  are  considered  "Independent"
   Directors.
--------------------------------------------------------------------------------


                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2006, the Fund paid to shareholders, an ordinary income dividend (comprised of net investment income) totaling $0.003 and $0.008 per share for Class AAA and Class A, respectively. For the year ended December 31, 2006, 0.00% of the distribution qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income.

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2006 which was derived from U.S. Treasury securities was 2.99%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO Global Opportunity Fund did not meet this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                         GAMCO Global Series Funds, Inc.
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                             John D. Gabelli
CHAIRMAN AND CHIEF                                SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                 GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                    Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                           MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                         LAWRENCE HOSPITAL

Anthony J. Colavita                               Anthonie C. van Ekris
ATTORNEY-AT-LAW                                   CHAIRMAN
ANTHONY J. COLAVITA, P.C.                         BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                 Salvatore J.Zizza
FORMER CHAIRMAN AND                               CHAIRMAN
CHIEF EXECUTIVE OFFICER                           HALLMARK ELECTRICAL
GUARDIAN LIFE INSURANCE                           SUPPLIES CORP.
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                  James E. McKee
PRESIDENT                                        SECRETARY

Agnes Mullady                                    Peter D. Goldstein
TREASURER                                        CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP






--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB403Q406SR


                                                                           GAMCO




                                                          THE
                                                          GAMCO
                                                          GLOBAL
                                                          OPPORTUNITY
                                                          FUND




                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2006

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      The GAMCO Global Telecommunications Fund (Class AAA) gained 28.91% in 2006, underperforming the MSCI AC World Telecom Index that returned 34.36% for the year.

      In analyzing the performance of The GAMCO Global Telecommunications Fund, a number of our largest emerging markets holdings are of note: America Movil, the wireless operator in Mexico and Latin America, had a total 2006 return of 55.5%. In Asia, Philippine Long Distance gained 58.8% for the year. It's wireless subscriber growth and margins continue to exceed expectations and the improved balance sheet suggests the potential for higher cash returns to shareholders in 2007. Sistema Group of Russia, the holding company that controls MTS, the largest domestic wireless operator, was ahead by 36.3% in 2006. The Fund's outperformance was not, however, confined to emerging market names. United States Cellular Corp. rallied by an impressive 40.9% for 2006. In the cable and satellite sub-sectors, strong Fund contributions came from Cablevision and DIRECTV Group. The Scandinavian duo Elisa of Finland and TeliaSonera of Sweden were standout performers among the larger holdings of European national operators in the Fund.

      The importance of industry consolidation and corporate activity in driving both sector and The GAMCO Global Telecommunications Fund's performance in 2006 cannot, we believe, be overstated. M&A was a truly global phenomenon with AT&T/BellSouth in the U.S., Telefonica - O2 in Europe, and more recently, the anticipated actions in the emerging markets of Brazil (Brasil Telecom).

      In Canada, the government's decision to tax income trust distributions to unit holders effectively ended Bell Canada and TELUS's plans to adopt income trust structures. Although the ruling granted a four-year grace period to existing trusts, this was of little consolation to those companies that had been planning the move. The move led to a fall in the price of our Canadian holding, TELUS.

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
                                                           President

January 17, 2007

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

Diversified Telecommunications
  Services ...................................   47.1%
Wireless Telecommunications
   Services ..................................   32.8%
Other ........................................   19.8%
U.S. Government Obligations ..................    0.1%
Other Assets and Liabilities (Net) ...........    0.2%
                                                ------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
       GAMCO GLOBAL TELECOMMUNICATIONS FUND CLASS AAA SHARES, THE MSCI AC
         WORLD TELECOMMUNICATION INDEX, AND THE MSCI AC WORLD FREE INDEX

                                [GRAPH OMITTED]
                              PLOT POINTS FOLLOW:

                     GAMCO Global             MSCI AC World
          Telecommunications Fund         Telecommunications             MSCI AC
                 Class AAA Shares                      Index    World Free Index
11/1/93                   $10,000                                       $10,000
12/31/93                   10,300                                         9,993
12/31/94                    9,921                                        10,496
12/31/95                   11,524                                        12,538
12/31/96                   12,560                                        14,193
12/31/97                   16,563                                        16,321
12/31/98                   22,319                                        19,907
12/31/99                   40,234                                        25,246
12/31/00                   30,546                                        21,727
12/31/01                   24,214                  $24,214               18,270
12/31/02                   17,051                   17,683               14,803
12/31/03                   24,337                   22,504               19,929
12/31/04                   30,025                   26,832               23,067
12/31/05                   30,878                   25,488               25,690
12/31/06                   39,804                   34,245               31,221

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                        AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
                        ----------------------------------------------------

                                                                                                               SINCE
                                                                                                             INCEPTION
                                                     Quarter    1 Year      3 Year      5 Year    10 Year    (11/1/93)
                                                     -------    ------      ------      ------    -------    ---------

GAMCO GLOBAL TELECOMMUNICATIONS FUND
  CLASS AAA .......................................   12.37%     28.91%     17.82%     10.45%     12.23%     11.07%
MSCI AC World Telecommunication Index .............   14.42      34.36      15.04       7.18        N/A*       N/A*
MSCI AC World Free Index ..........................    9.16      21.53      16.14      11.31       8.20       9.03
Class A ...........................................   12.40      28.96      17.81      10.46      12.22      11.06
                                                       5.93(b)   21.54(b)   15.51(b)    9.16(b)   11.56(b)   10.56(b)
Class B ...........................................   12.19      28.00      16.95       9.63      11.69      10.66
                                                       7.19(c)   23.00(c)   16.22(c)    9.35(c)   11.69(c)   10.66(c)
Class C ...........................................   12.16      28.03      16.95       9.63      11.68      10.66
                                                      11.16(d)   27.03(d)   16.95       9.63      11.68      10.66

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, MARCH 13, 2000, AND JUNE 2, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD TELECOMMUNICATION INDEX AND THE MSCI AC WORLD FREE INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIOD OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
* INFORMATION FOR THE MSCI AC WORLD INDEX TELECOMMUNICATION INDEX IS NOT AVAILABLE WITH DIVIDENDS PRIOR TO AUGUST 2001.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                 Beginning         Ending       Annualized     Expenses
               Account Value   Account Value      Expense    Paid During
                 07/01/06         12/31/06         Ratio        Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA       $1,000.00        $1,227.50         1.51%        $ 8.48
Class A         $1,000.00        $1,227.90         1.51%        $ 8.48
Class B         $1,000.00        $1,223.50         2.24%        $12.55
Class C         $1,000.00        $1,223.50         2.26%        $12.67

HYPOTHETICAL 5% RETURN
Class AAA       $1,000.00        $1,017.59         1.51%        $ 7.68
Class A         $1,000.00        $1,017.59         1.51%        $ 7.68
Class B         $1,000.00        $1,013.91         2.24%        $11.37
Class C         $1,000.00        $1,013.81         2.26%        $11.47

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              COMMON STOCKS -- 99.7%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 47.1%
              ASIA/PACIFIC -- 4.1%
       1,500  Asia Satellite
                Telecommunications
                Holdings Ltd., ADR .......... $     22,103   $     27,450
     170,000  First Pacific Co. Ltd. ........       92,079         88,297
      20,000  First Pacific Co. Ltd., ADR ...       30,144         51,946
          10  Korea Thrunet Co. Ltd.+ (c) ...        5,250              0
      10,000  KT Corp., ADR .................      183,666        253,500
       2,000  Pakistan Telecommunications
                Co. Ltd., GDR (a) ...........      155,765        145,532
     100,000  PCCW Ltd. .....................       81,405         60,810
      72,000  Philippine Long Distance
                Telephone Co., ADR ..........    1,383,105      3,681,360
      18,360  PT Telekomunikasi
                Indonesia, ADR ..............      165,504        837,216
     874,000  Singapore
                Telecommunications Ltd. .....      701,513      1,869,092
      25,000  Telecom Corp. of New
                Zealand Ltd., ADR ...........      515,375        673,000
     350,000  Telekom Malaysia Berhad .......    1,547,135        967,262
       2,400  Telstra Corp. Ltd., ADR .......       47,304         39,312
       8,075  Thai Telephone & Telecom,
                GDR+ (a)(b) .................      100,542            646
   1,000,000  True Corp. Public Co. Ltd.+ ...      687,194        172,779
                                              ------------   ------------
                                                 5,718,084      8,868,202
                                              ------------   ------------
              EUROPE -- 21.9%
      39,000  BT Group plc, ADR .............    1,474,439      2,335,710
     300,000  Cable & Wireless plc ..........      544,359        926,615
       8,960  Colt Telecom Group SA+ ........       39,631         23,508
     260,000  Deutsche Telekom AG, ADR ......    3,009,522      4,732,000
     180,000  Elisa Oyj .....................    2,286,461      4,930,368
      38,000  France Telecom SA, ADR ........    1,021,948      1,052,600
      17,500  Golden Telecom Inc. ...........      183,065        819,700
       5,507  Hellenic Telecommunications
                Organization SA+ ............       86,065        165,453
      36,000  Hellenic Telecommunications
                Organization SA, ADR+ .......      218,769        545,400
      18,000  Hungarian Telephone &
                Cable Corp.+ ................      139,278        271,800
         500  Magyar Telekom
                Telecommunications plc,
                ADR+ ........................        9,650         13,975
       3,000  Maroc Telecom .................       31,797         46,611
      15,000  Metromedia International
                Group Inc.+ .................       59,576         22,050
      65,000  Neuf Cegetel+ .................    1,906,725      2,308,098
      20,000  Portugal Telecom SGPS SA ......      235,355        259,785
      68,000  Portugal Telecom SGPS
                SA, ADR .....................      277,645        879,920
      10,000  Rostelecom, ADR ...............       79,578        455,000

                                                                 MARKET
    SHARES/UNITS                                  COST           VALUE
   --------------                                 ----           -------

      57,000  Royal KPN NV
                Sponsored, ADR .............. $    472,195   $    812,820
      85,000  Sistema JSFC, GDR (a) .........    1,563,313      2,720,000
      98,000  Swisscom AG, ADR ..............    2,548,286      3,700,480
   2,150,000  Telecom Italia SpA ............    4,174,539      6,499,241
      27,000  Telecom Italia SpA, ADR .......      621,934        813,510
     100,000  Telefonica SA, ADR ............    2,634,654      6,375,000
       6,361  Telefonica SA, BDR ............      108,405        135,021
      46,604  Telekom Austria AG ............      347,582      1,248,843
     650,000  TeliaSonera AB ................    2,791,663      5,340,749
                                              ------------   ------------
                                                26,866,434     47,434,257
                                              ------------   ------------
              JAPAN -- 0.8%
         237  Nippon Telegraph &
                Telephone Corp. .............    1,207,105      1,167,027
      22,000  Nippon Telegraph &
                Telephone Corp., ADR ........      622,716        545,380
                                              ------------   ------------
                                                 1,829,821      1,712,407
                                              ------------   ------------
              LATIN AMERICA -- 5.2%
      33,250  Atlantic Tele-Network Inc. ....      112,178        974,225
      12,000  Brasil Telecom
                Participacoes SA, ADR .......      595,898        512,280
         952  Brasil Telecom SA .............            3             11
      44,448  Brasil Telecom SA, Pfd. .......          474            228
  17,415,054  Cable & Wireless
                Jamaica Ltd.+ ...............      406,745        262,427
     148,000  Compania de
                Telecomunicaciones de
                Chile SA, ADR ...............    2,049,285      1,188,440
      25,693  Tele Norte Leste
                Participacoes SA, ADR .......      357,296        383,340
     210,000  Telecom Argentina SA,
                Cl. B, ADR+ .................      869,186      4,202,100
      57,700  Telefonica de Argentina
                SA, ADR+ ....................      376,367      1,042,639
      92,000  Telefonos de Mexico
                SAB de CV, Cl. L, ADR .......      673,142      2,599,920
       3,355  Telemar Norte Leste SA ........      148,531         76,318
                                              ------------   ------------
                                                 5,589,105     11,241,928
                                              ------------   ------------
              NORTH AMERICA -- 15.1%
      80,000  AT&T Inc. .....................    2,815,704      2,860,000
     115,000  BCE Inc. ......................    2,642,934      3,105,000
      47,836  Bell Aliant Regional
                Communications
                Income Fund .................      882,832      1,105,911
      39,372  Bell Aliant Regional
                Communications
                Income Fund+ (a) ............      726,616        910,269
      65,000  BellSouth Corp. ...............    1,974,279      3,062,150
      13,000  CenturyTel Inc. ...............      396,150        567,580
     300,000  Cincinnati Bell Inc.+ .........    2,016,086      1,371,000

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              COMMON STOCKS (Continued)
              DIVERSIFIED TELECOMMUNICATIONS SERVICES (Continued)
              NORTH AMERICA (CONTINUED)
      50,000  Citizens Communications
                Co. ......................... $    563,742   $    718,500
      49,000  Commonwealth Telephone
                Enterprises Inc. ............    1,479,530      2,051,140
       6,000  Covad Communications
                Group Inc.+ .................       11,761          8,280
      67,060  D&E Communications Inc. .......      841,107        848,309
      10,000  E.Spire Communications
                Inc.+ .......................       50,000              6
       3,230  EarthLink Inc.+ ...............       45,250         22,933
      22,500  Embarq Corp. ..................      593,482      1,182,600
      80,000  General Communication
                Inc., Cl. A+ ................      376,995      1,258,400
       5,000  Manitoba Telecom
                Services Inc. ...............      168,270        198,945
      22,422  McLeodUSA Inc., Cl. A+ ........       78,431            110
      20,000  NorthPoint Communications
                Group Inc.+ .................       11,250             30
       4,756  Pegasus Communications
                Corp., Cl. A+ ...............       23,757         10,035
     120,000  Price Communications
                Corp. .......................    1,858,269      2,526,000
     320,000  Qwest Communications
                International Inc.+ .........    1,176,740      2,678,400
      11,000  Shenandoah
                Telecommunications Co. ......      138,825        517,110
      45,000  TELUS Corp. ...................      873,965      2,065,258
       1,943  TELUS Corp., ADR ..............       34,622         86,691
      33,057  TELUS Corp., Non-Voting .......      827,048      1,474,901
       6,000  Time Warner Telecom Inc.,
                Cl. A+ ......................        4,800        119,580
      85,000  Verizon Communications
                Inc. ........................    3,121,509      3,165,400
      43,941  Windstream Corp. ..............      314,821        624,841
                                              ------------   ------------
                                                24,048,775     32,539,379
                                              ------------   ------------
              TOTAL DIVERSIFIED
                TELECOMMUNICATIONS
                SERVICES ....................   64,052,219    101,796,173
                                              ------------   ------------
              OTHER -- 19.8%
              ASIA/PACIFIC -- 0.3%
      38,000  ABC Communications
                Holdings Ltd. ...............       19,234          2,150
      19,065  Austar United
                Communications Ltd.+ ........       38,877         19,864
     100,000  Champion Technology
                Holdings Ltd. ...............       87,982         16,842

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

      70,000  CP Pokphand Co. Ltd.,
                ADR+ ........................ $     58,725   $     42,525
      10,000  EasyCall International Ltd.+ ..        9,532            947
      26,000  Himachal Futuristic
                Communications Ltd.,
                GDR+ (a)(c) .................      141,200         53,427
      50,000  Hutchison Whampoa Ltd. ........      487,170        508,144
     300,000  Time Engineering Berhad+ ......      316,448         53,997
                                              ------------   ------------
                                                 1,159,168        697,896
                                              ------------   ------------
              EUROPE -- 4.1%
      19,520  Alcatel-Lucent, ADR ...........      390,922        277,574
       1,500  British Sky Broadcasting
                Group plc, ADR ..............       36,400         61,800
       3,600  Carlisle Group Ltd.+ ..........        5,790          7,190
       3,000  E.ON AG .......................      126,255        407,221
      98,000  GN Store Nord A/S .............      533,809      1,448,626
      59,500  Group 4 Securicor plc .........            0        219,020
       3,200  L. M. Ericsson Telephone
                Co., Cl. B, ADR .............       40,907        128,736
      28,000  Nokia Corp., ADR ..............       67,091        568,960
      15,428  Seat Pagine Gialle SpA ........       30,783          9,195
         750  Siemens AG, ADR ...............       23,625         73,913
       5,852  Telecom Italia Media SpA ......        4,669          2,785
      25,000  Telegraaf Media Groep NV ......      541,844        655,072
       8,000  ThyssenKrupp AG ...............      147,115        376,899
      15,000  TNT NV, ADR ...................      198,277        646,200
       1,000  Via Net.Works Inc.+ ...........        2,625             12
     100,000  Vivendi .......................    2,087,247      3,908,653
                                              ------------   ------------
                                                 4,237,359      8,791,856
                                              ------------   ------------
              JAPAN -- 0.2%
      75,000  The Furukawa Electric
                Co. Ltd. ....................      381,079        471,409
                                              ------------   ------------
              LATIN AMERICA -- 0.0%
       9,000  BB Holdings Ltd.+ .............       36,940         34,020
       1,400  Claxson Interactive
                Group Inc.+ .................        2,240         14,084
      25,693  Contax Participacoes SA,
                ADR .........................       11,051         23,586
         562  OneSource Services Inc.+ ......        5,515          7,070
                                              ------------   ------------
                                                    55,746         78,760
                                              ------------   ------------
              NORTH AMERICA -- 15.2%
      80,000  Adelphia Communications
                Corp., Cl. A+ ...............       74,756            800
      10,000  Agere Systems Inc.+ ...........      166,400        191,700
       2,000  America Online Latin
                America Inc., Cl. A+ ........          840              4
       1,000  Amphenol Corp., Cl. A .........        8,184         62,080
       3,000  Andrew Corp.+ .................        8,535         30,690
         500  Avaya Inc.+ ...................        4,138          6,990

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              COMMON STOCKS (Continued)
              OTHER (Continued)
              NORTH AMERICA (CONTINUED)
      70,000  Cablevision Systems Corp.,
                Cl. A+ ...................... $  1,037,320   $  1,993,600
      40,000  California Micro Devices
                Corp.+ ......................      235,666        175,200
      23,566  CanWest Global
                Communications Corp.+ .......      322,321        222,463
      35,434  CanWest Global
                Communications
                Corp., Cl. A+ ...............      407,389        337,886
      20,000  Charter Communications
                Inc., Cl. A+ ................       58,692         61,200
      10,000  Cogeco Inc. ...................      195,069        250,911
      20,000  Comcast Corp., Cl. A,
                Special+ ....................      159,976        837,600
      25,000  Communications Systems
                Inc. ........................      237,711        249,750
       4,000  Convergys Corp.+ ..............       53,716         95,120
      44,000  Discovery Holding Co.,
                Cl. A+ ......................      278,536        707,960
     100,000  EchoStar Communications
                Corp., Cl. A+ ...............    1,863,471      3,803,000
       7,000  Fisher Communications
                Inc.+ .......................      353,932        309,470
     410,000  Gemstar-TV Guide
                International Inc.+ .........    1,878,517      1,644,100
       1,000  Geoworks Corp.+ ...............        1,375             37
       1,000  Google Inc., Cl. A+ ...........      346,423        460,480
       4,250  Idearc Inc.+ ..................      130,063        121,762
      45,000  IDT Corp.+ ....................      424,047        608,850
      40,000  IDT Corp., Cl. B+ .............      309,786        523,200
      35,000  ION Media Networks Inc.+ ......       55,250         17,500
       1,250  JDS Uniphase Corp.+ ...........       45,488         20,825
       1,000  L-3 Communications
                Holdings Inc. ...............       11,000         81,780
      60,732  Liberty Global Inc., Cl.   A+      1,330,262      1,770,338
      50,000  Liberty Global Inc., Cl. C+ ...    1,219,998      1,400,000
      24,000  Liberty Media Corp. -
                Capital, Cl. A+ .............    1,095,117      2,351,520
      85,000  Liberty Media Corp. -
                Interactive, Cl. A+ .........      713,146      1,833,450
       1,000  Lockheed Martin Corp. .........       22,787         92,070
      20,000  Mediacom Communications
                Corp., Cl. A+ ...............      177,215        160,800
      55,000  Motorola Inc. .................      454,388      1,130,800
      30,000  News Corp., Cl. A .............      439,829        644,400
       2,000  News Corp., Cl. B .............       21,050         44,520
      25,000  Nortel Networks Corp.+ ........      730,036        668,250
       2,524  Orbital Sciences Corp.+ .......       16,208         46,543
       4,000  R. H. Donnelley Corp. .........       53,608        250,920

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

      11,000  SCANA Corp. ................... $    290,110   $    446,820
       5,000  SJW Corp. .....................       78,585        193,800
     125,000  The DIRECTV Group Inc.+ .......    2,487,051      3,117,500
     189,000  Time Warner Inc. ..............    3,285,561      4,116,420
       2,000  TiVo Inc.+ ....................       11,105         10,240
         816  Tut Systems Inc.+ .............       13,135            914
       1,000  Vishay Intertechnology Inc.+ ..       22,908         13,540
      64,000  Yahoo! Inc.+ ..................    2,034,909      1,634,560
                                              ------------   ------------
                                                23,165,609     32,742,363
                                              ------------   ------------
              TOTAL OTHER ...................   28,998,961     42,782,284
                                              ------------   ------------
              WIRELESS TELECOMMUNICATIONS SERVICES -- 32.8%
              ASIA/PACIFIC -- 3.4%
      80,000  China Mobile Ltd., ADR ........    1,165,904      3,457,600
      75,000  China Unicom Ltd., ADR ........      628,819      1,116,750
         666  Hutchison
                Telecommunications
                International Ltd.+ .........          519          1,678
       8,000  PT Indosat Tbk, ADR ...........       78,652        308,400
      90,000  SK Telecom Co. Ltd., ADR ......    1,068,189      2,383,200
                                              ------------   ------------
                                                 2,942,083      7,267,628
                                              ------------   ------------
              EUROPE -- 4.4%
      60,000  Bouygues SA ...................    1,680,722      3,851,627
       2,000  Millicom International
                Cellular SA+ ................       17,000        123,280
         800  Mobile TeleSystems
                OJSC, ADR ...................       29,612         40,152
      58,000  Vimpel-Communications,
                ADR+ ........................      442,160      4,579,100
      35,075  Vodafone Group plc, ADR .......      813,443        974,383
                                              ------------   ------------
                                                 2,982,937      9,568,542
                                              ------------   ------------
              JAPAN -- 3.0%
         600  KDDI Corp. ....................    3,016,473      4,068,737
       1,600  NTT DoCoMo Inc. ...............    4,464,327      2,527,625
                                              ------------   ------------
                                                 7,480,800      6,596,362
                                              ------------   ------------
              LATIN AMERICA -- 4.7%
     216,000  America Movil SAB de
                CV, Cl. L, ADR ..............    1,123,833      9,767,520
      17,500  Grupo Iusacell SA de CV+ ......       29,040        133,643
         460  Tele Norte Celular
                Participacoes SA, ADR .......        7,079          4,140
       1,150  Telemig Celular
                Participacoes SA, ADR .......       30,497         43,987
       4,430  Tim Participacoes SA,
                ADR .........................       54,017        153,367
       3,020  Vivo Participacoes SA+ ........        6,747         20,779
      23,976  Vivo Participacoes SA, ADR ....      316,130         98,302
      13,024  Vivo Participacoes SA, Pfd.+ ..      159,589         53,279
                                              ------------   ------------
                                                 1,726,932     10,275,017
                                              ------------   ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                        COST           VALUE
   --------                                       ----           -------

              COMMON STOCKS (Continued)
              WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
              NORTH AMERICA -- 17.3%
      67,000  Alltel Corp. .................. $  2,782,629   $  4,052,160
      35,000  Centennial Communications
                Corp. .......................      182,988        251,650
      40,000  Dobson Communications
                Corp., Cl. A+ ...............      129,100        348,400
     155,000  Rogers Communications
                Inc., Cl. B .................    1,647,700      9,238,000
      42,800  Rural Cellular Corp., Cl. A+ ..      437,823        562,392
     440,000  Sprint Nextel Corp. ...........    5,808,751      8,311,600
       6,000  SunCom Wireless Holdings
                Inc., Cl. A+ ................       20,520          4,200
      70,000  Telephone & Data
                Systems Inc. ................    1,520,586      3,803,100
      62,000  Telephone & Data
                Systems Inc., Special .......    1,323,304      3,075,200
     111,000  United States Cellular
                Corp.+ ......................    5,018,635      7,724,490
                                              ------------   ------------
                                                18,872,036     37,371,192
                                              ------------   ------------
              TOTAL WIRELESS
                TELECOMMUNICATIONS
                SERVICES ....................   34,004,788     71,078,741
                                              ------------   ------------
              TOTAL COMMON STOCKS ...........  127,055,968    215,657,198
                                              ------------   ------------
              RIGHTS -- 0.0%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.0%
              ASIA/PACIFIC -- 0.0%
     315,789  True Corp. plc+ (c) ...........            0          3,441
                                              ------------   ------------
              TOTAL RIGHTS ..................            0          3,441
                                              ------------   ------------
              WARRANTS -- 0.0%
              OTHER -- 0.0%
              ASIA/PACIFIC -- 0.0%
      20,000  Champion Technology
                Holdings Ltd.,
                expire  08/03/08+ ...........            0              0
      20,303  Champion Technology
                Holdings Ltd.,
                expire 02/26/07+ (c) ........            0            682
                                              ------------   ------------
                                                         0            682
                                              ------------   ------------
              NORTH AMERICA -- 0.0%
       1,473  Lucent Technologies Inc.,
                expire 12/10/07+ ............        2,445            457
                                              ------------   ------------
              TOTAL WARRANTS ................        2,445          1,139
                                              ------------   ------------

   PRINCIPAL                                                     MARKET
    AMOUNT                                        COST           VALUE
   --------                                       ----           -------

              U.S. GOVERNMENT OBLIGATIONS -- 0.1%
    $148,000  U.S. Treasury Bill,
                5.004%++, 03/29/07 .......... $    146,296   $    146,296
                                              ------------   ------------
              TOTAL
                INVESTMENTS -- 99.8% ........ $127,204,709    215,808,074
                                              ============
              Other Assets and Liabilities (Net) -- 0.2%          440,070
                                                             ------------
              NET ASSETS -- 100.0% .......................   $216,248,144
                                                             ============
----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the market value of Rule 144A securities amounted to $3,829,874 or 1.77% of total net assets. Except as noted in (b), these securities are liquid.
 (b) At December 31, 2006, the Fund held an investment in a restricted and illiquid security amounting to $646 or 0.00% of total net assets, which was valued under methods approved by the Board, as follows:
                                                                       12/31/06
                                                                       Carrying
Acquisition                               Acquisition    Acquisition     Value
  Shares  Issuer                              Date         Cost        Per Unit
  ------  ------                              ----         ----        --------

   8,075 Thai Telephone &
           Telecom, GDR ...................  03/31/94    $100,542       $0.0800

(c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of fair valued securities amounted to $57,550 or 0.03% of total net assets.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
ADR American Depository Receipt
BDR Brazilian Depository Receipt
GDR Global Depository Receipt

                                       % OF
                                      MARKET            MARKET
GEOGRAPHIC DIVERSIFICATION             VALUE            VALUE
--------------------------             -----            -----
North America ....................     47.6%         $102,799,687
Europe ...........................     30.5            65,794,655
Latin America ....................     10.0            21,595,705
Asia/Pacific .....................      7.8            16,837,849
Japan ............................      4.1             8,780,178
                                      ------         ------------
                                      100.0%         $215,808,074
                                      ======         ============





                 See accompanying notes to financial statements.

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
-------------------------------------------------------------------------------
ASSETS:
  Investments at value (cost $127,204,709) ...............   $215,808,074
  Dividends and interest receivable ......................        480,530
  Receivable for Fund shares sold ........................        369,653
  Prepaid expense ........................................          9,315
                                                             ------------
  TOTAL ASSETS ...........................................    216,667,572
                                                             ------------
LIABILITIES:
  Payable to custodian ...................................         34,028
  Foreign currency, at value (cost $8,052) ...............          7,962
  Payable for investment advisory fees ...................        181,238
  Payable for shareholder communications
    expenses .............................................         51,625
  Payable for distribution fees ..........................         45,708
  Payable for shareholder services fees ..................         42,249
  Payable for legal and audit fees .......................         33,631
  Payable for Fund shares redeemed .......................          4,471
  Payable for accounting fees ............................          7,501
  Other accrued expenses .................................         11,015
                                                             ------------
  TOTAL LIABILITIES ......................................        419,428
                                                             ------------
  NET ASSETS applicable to 9,626,925
    shares outstanding ...................................   $216,248,144
                                                             ============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001
    par value ............................................   $172,997,060
  Accumulated distributions in excess of net
    investment income ....................................       (253,667)
  Accumulated net realized loss on investments
    and foreign currency transactions ....................    (45,101,628)
  Net unrealized appreciation on investments .............     88,603,365
  Net unrealized appreciation on foreign
    currency translations ................................          3,014
                                                             ------------
  NET ASSETS .............................................   $216,248,144
                                                             ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($214,436,049 / 9,545,350 shares
    outstanding; 75,000,000 shares authorized) ...........         $22.46
                                                                   ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,170,091 / 52,155 shares outstanding;
    50,000,000 shares authorized) ........................         $22.43
                                                                   ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ...............................         $23.80
                                                                   ======
  CLASS B:
  Net Asset Value and offering price per share
    ($291,430 / 13,308 shares outstanding;
    25,000,000 shares authorized) ........................         $21.90(a)
                                                                   ======
  CLASS C:
  Net Asset Value and offering price per share
    ($350,574 / 16,112 shares outstanding;
    25,000,000 shares authorized) ........................         $21.76(a)
                                                                   ======

-------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $383,645) ...........    $ 3,987,314
  Interest ...............................................        223,260
                                                              -----------
  TOTAL INVESTMENT INCOME ................................      4,210,574
                                                              -----------
EXPENSES:
  Investment advisory fees ...............................      1,920,590
  Distribution fees - Class AAA ..........................        476,804
  Distribution fees - Class A ............................          1,947
  Distribution fees - Class B ............................          3,257
  Distribution fees - Class C ............................          2,328
  Shareholder services fees ..............................        240,167
  Shareholder communications expenses ....................        111,665
  Custodian fees .........................................         53,806
  Legal and audit fees ...................................         50,778
  Accounting fees ........................................         45,000
  Registration expenses ..................................         41,005
  Directors' fees ........................................         20,842
  Interest expense .......................................          4,742
  Miscellaneous expenses .................................         25,400
                                                              -----------
  TOTAL EXPENSES .........................................      2,998,331
  Less: Custodian fee credits ............................         (1,154)
                                                              -----------
  NET EXPENSES ...........................................      2,997,177
                                                              -----------
  NET INVESTMENT INCOME ..................................      1,213,397
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .......................     16,179,853
  Net realized gain on foreign
    currency transactions ................................          3,769
                                                              -----------
  Net realized gain on investments and foreign
    currency transactions ................................     16,183,622
                                                              -----------
  Net change in unrealized appreciation/
    depreciation on investments ..........................     33,118,735
  Net change in unrealized appreciation/
    depreciation on foreign currency
    translations .........................................          3,901
                                                              -----------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ................................     33,122,636
                                                              -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .....................     49,306,258
                                                              -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................    $50,519,655
                                                              ===========

                 See accompanying notes to financial statements.

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED           YEAR ENDED
                                                                                DECEMBER 31, 2006    DECEMBER 31, 2005
                                                                                -----------------    -----------------
OPERATIONS:
  Net investment income .....................................................    $  1,213,397           $  1,791,366
  Net realized gain on investments and foreign currency transactions ........      16,183,622              5,129,883
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations .......................................      33,122,636             (2,147,155)
                                                                                 ------------           ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................      50,519,655              4,774,094
                                                                                 ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ...............................................................      (1,296,097)            (2,003,135)
    Class A .................................................................          (7,802)                (8,156)
    Class C .................................................................            (692)                  (117)
                                                                                 ------------           ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................      (1,304,591)            (2,011,408)
                                                                                 ------------           ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ...............................................................     (20,313,616)           (25,916,855)
    Class A .................................................................         237,838                124,167
    Class B .................................................................        (210,652)              (435,480)
    Class C .................................................................          94,168                (62,137)
                                                                                 ------------           ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ................     (20,192,262)           (26,290,305)
                                                                                 ------------           ------------
  REDEMPTION FEES ...........................................................             589                  7,745
                                                                                 ------------           ------------
  NET INCREASE (DECREASE) IN NET ASSETS .....................................      29,023,391            (23,519,874)
NET ASSETS:
  Beginning of period .......................................................     187,224,753            210,744,627
                                                                                 ------------           ------------
  End of period (including undistributed net investment income of
    $0 and $0, respectively) ................................................    $216,248,144           $187,224,753
                                                                                 ============           ============

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The GAMCO Global Telecommunications Fund (the "Fund"), formerly, The Gabelli Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc. (the "Corporation"), formerly, Gabelli Global Series Funds, Inc., was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2006.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
CONCENTRATION RISK. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value ("NAV") and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to decrease accumulated distributions in excess of net investment income by $78,445 and to increase accumulated net realized loss on investments and foreign currency transactions by $3,769, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was $1,304,591 and $2,011,408, respectively, of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Capital loss carryforwards .........................  $(38,567,402)
          Net unrealized appreciation on investments,
            foreign receivables and payables .................    81,818,486
                                                                ------------
          Total accumulated earnings .........................  $ 43,251,084
                                                                ============

At December 31, 2006, the Fund has net capital loss carryforwards for Federal income tax purposes of $38,567,402, which are available to reduce future required distributions of net capital gains to shareholders. $23,342,608 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012. For the year ended December 31, 2006, the Fund utilized net capital loss carryforwards of $15,491,200.

The following summarizes the tax cost of investments and related unrealized appreciation/(depreciation) at December 31, 2006:

                                                                     GROSS            GROSS
                                                                  UNREALIZED       UNREALIZED       NET UNREALIZED
                                                 COST            APPRECIATION     DEPRECIATION       APPRECIATION
                                                 ----            ------------     ------------      --------------
          Investments ....................   $133,992,602         $95,811,420     $(13,995,948)       $81,815,472

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term and U.S. Government securities, aggregated $12,858,127 and $24,122,075, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $30,321 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $5,983 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2006 was $71,899 with a weighted average interest rate of 5.18%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2006 was $3,326,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $589 and $7,745, respectively.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stocks were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2006                 DECEMBER 31, 2005
                                                     ----------------------------      ---------------------------
                                                        SHARES          AMOUNT            SHARES         AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold .......................................   1,918,009      $ 37,710,107         947,426     $ 16,136,166
Shares issued upon reinvestment of distributions ..      55,184         1,236,136         108,341        1,901,378
Shares redeemed ...................................  (3,033,740)      (59,259,859)     (2,579,717)     (43,954,399)
                                                     ----------      ------------      ----------     ------------
    Net decrease ..................................  (1,060,547)     $(20,313,616)     (1,523,950)    $(25,916,855)
                                                     ==========      ============      ==========     ============
                                                                CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold .......................................      22,898      $    474,817          22,621     $    384,773
Shares issued upon reinvestment of distributions ..         303             6,781             386            6,767
Shares redeemed ...................................     (13,041)         (243,760)        (15,718)        (267,373)
                                                     ----------      ------------      ----------     ------------
    Net increase ..................................      10,160      $    237,838           7,289     $    124,167
                                                     ==========      ============      ==========     ============
                                                                CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares redeemed ...................................     (11,513)     $   (210,652)        (26,153)    $   (435,480)
                                                     ----------      ------------      ----------     ------------
    Net decrease ..................................     (11,513)     $   (210,652)        (26,153)    $   (435,480)
                                                     ==========      ============      ==========     ============
                                                                CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold .......................................       8,244      $    162,900           6,357     $    101,796
Shares issued upon reinvestment of distributions ..          32               691               7              118
Shares redeemed ...................................      (3,583)          (69,423)         (9,842)        (164,051)
                                                     ----------      ------------      ----------     ------------
    Net increase (decrease) .......................       4,693      $     94,168          (3,478)    $    (62,137)
                                                     ==========      ============      ==========     ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                   INCOME FROM INVESTMENT OPERATIONS                DISTRIBUTIONS
                            -----------------------------------------------   -------------------------
                                                     Net
               Net Asset                         Realized and       Total
  Period         Value,            Net            Unrealized        from          Net
   Ended       Beginning       Investment       Gain (Loss) on   Investment   Investment      Total
December 31,   of Period    Income (Loss)(a)      Investments    Operations     Income    Distributions
------------   ---------    ----------------     -------------   ----------    --------   -------------
CLASS AAA
  2006          $17.53           $ 0.12              $ 4.95        $ 5.07       $(0.14)      $(0.14)
  2005           17.23             0.16                0.33          0.49        (0.19)       (0.19)
  2004           14.03             0.07                3.21          3.28        (0.08)       (0.08)
  2003            9.83            (0.04)               4.24          4.20           --           --
  2002           13.96            (0.01)              (4.12)        (4.13)          --           --
CLASS A
  2006          $17.51           $ 0.12              $ 4.95        $ 5.07       $(0.15)      $(0.15)
  2005           17.22             0.14                0.35          0.49        (0.20)       (0.20)
  2004           14.03             0.08                3.19          3.27        (0.08)       (0.08)
  2003            9.83            (0.04)               4.24          4.20           --           --
  2002           13.95            (0.00)(c)           (4.12)        (4.12)          --           --
CLASS B
  2006          $17.11           $(0.03)             $ 4.82        $ 4.79           --           --
  2005           16.77             0.01                0.33          0.34           --           --
  2004           13.69            (0.04)               3.12          3.08           --           --
  2003            9.67            (0.13)               4.15          4.02           --           --
  2002           13.83            (0.08)              (4.08)        (4.16)          --           --
CLASS C
  2006          $17.03           $ 0.00(c)           $ 4.77        $ 4.77       $(0.04)      $(0.04)
  2005           16.71             0.04                0.29          0.33        (0.01)       (0.01)
  2004           13.68            (0.06)               3.14          3.08        (0.05)       (0.05)
  2003            9.66            (0.16)               4.18          4.02           --           --
  2002           13.82            (0.08)              (4.08)        (4.16)          --           --

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                   ----------------------------------------------

                             Net Asset             Net Assets      Net
  Period                      Value,                 End of    Investment               Portfolio
   Ended        Redemption    End of      Total      Period      Income    Operating    Turnover
December 31,      Fees(a)     Period     Return+   (in 000's)    (Loss)    Expenses(b)    Rate
------------    -----------   ------     -------    --------     -------   -----------    ------
CLASS AAA
  2006            $0.00(c)    $22.46      28.9%     $214,436       0.63%      1.56%         7%
  2005             0.00(c)     17.53       2.8       185,870       0.92       1.59          4
  2004             0.00(c)     17.23      23.4       209,043       0.49       1.62         15
  2003             0.00(c)     14.03      42.7       185,719      (0.38)      1.62         11
  2002               --         9.83     (29.6)      139,455      (0.05)      1.66          8
CLASS A
  2006            $0.00(c)    $22.43      29.0%     $  1,170       0.64%      1.56%         7%
  2005             0.00(c)     17.51       2.8           735       0.83       1.59          4
  2004             0.00(c)     17.22      23.3           598       0.52       1.62         15
  2003             0.00(c)     14.03      42.7           421      (0.38)      1.62         11
  2002               --         9.83     (29.5)          372      (0.05)      1.66          8
CLASS B
  2006            $0.00(c)    $21.90      28.0%     $    291      (0.17)%     2.31%         7%
  2005             0.00(c)     17.11       2.0           425       0.09       2.33          4
  2004             0.00(c)     16.77      22.5           855      (0.25)      2.37         15
  2003             0.00(c)     13.69      41.6           817      (1.13)      2.37         11
  2002               --         9.67     (30.1)          610      (0.80)      2.41          8
CLASS C
  2006            $0.00(c)    $21.76      28.0%     $    351      (0.02)%     2.31%         7%
  2005             0.00(c)     17.03       2.0           195       0.26       2.34          4
  2004             0.00(c)     16.71      22.5           249      (0.44)      2.37         15
  2003             0.00(c)     13.68      41.6            94      (1.13)      2.37         11
  2002               --         9.66     (30.1)          252      (0.80)      2.41          8

--------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
 (a) Per share amounts have been calculated using the average shares outstanding method.
 (b) The Fund incurred interest expense during the fiscal years ended December 31, 2005, 2004, 2003, and 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.58%, 1.61%, 1.61%, and 1.64% (Class AAA), 1.59%, 1.61%, 1.61%, and 1.64%
     (Class A),  2.33%,  2.36%,  2.36%,  and 2.39% (Class B), and 2.34%,  2.36%,
     2.36%, and 2.39% (Class C), respectively. For the fiscal year ended December 31, 2006, interest expense was minimal.
 (c) Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Telecommunications Fund (the "Fund") (formerly The Gabelli Global Telecommunications Fund), a series of GAMCO Global Series Funds, Inc., (formerly Gabelli Global Series Funds, Inc.) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 16, 2007

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2006, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio managers, the depth of the analyst pool available to the Adviser and the Fund's portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of all telecommunications funds, noting that the Fund's performance was in the middle of its peer group for the one and three year periods and in the top third for the five year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative charge and with a standalone administrative charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker of the Adviser and that the affiliated broker received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.


SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Lipper peer group of telecommunication funds and noted that the Adviser's advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratio was above average and the Fund's size was below average within this group. The Independent Board Members compared the advisory fee to the fee for other funds managed by the Adviser but did not compare it to the fees of other types of accounts managed by an affiliated adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a performance record that was understandable in relation to the disclosure in the Fund's prospectus and periodic shareholder reports as to its purpose and the outlook of the portfolio managers. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board of Directors.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Telecommunications Fund at One Corporate Center, Rye, NY 10580-1422.

                    TERM OF OFFICE     NUMBER OF
NAME, POSITION(S)    AND LENGTH OF   FUNDS IN FUND
    ADDRESS 1             TIME      COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
     AND AGE            SERVED 2       BY DIRECTOR       DURING PAST FIVE YEARS                       HELD BY DIRECTOR 4
----------------     ------------   ----------------     ----------------------                      --------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1993          24       Chairman of the Board and Chief Executive      Director of Morgan Group
Director and                                        Officer of GAMCO Investors, Inc. and           Holdings, Inc. (transportation
Chief Investment Officer                            Chief Investment Officer - Value Portfolios    services); Chairman of the
Age: 64                                             of Gabelli Funds, LLC and GAMCO Asset          Board of Lynch Interactive
                                                    Management Inc.; Director/Trustee or Chief     Corporation (multimedia and
                                                    Investment Officer of other registered         communication services
                                                    investment companies in the Gabelli Funds      company)
                                                    complex; Chairman and Chief Executive
                                                    Officer of GGCP, Inc.

JOHN D. GABELLI        Since 1993          10       Senior Vice President of Gabelli &             Director of GAMCO
Director                                            Company, Inc.                                  Investors, Inc.
Age: 62

INDEPENDENT DIRECTORS 5:
------------------------
E. VAL CERUTTI         Since 2001           7       Chief Executive Officer of Cerutti             Director of The LGL Group,
Director                                            Consultants, Inc.; Adviser to Iona             Inc. (diversified
Age: 67                                             College Hagan School of Business               manufacturing)

ANTHONY J. COLAVITA    Since 1993          34       Partner in the law firm of                        --
Director                                            Anthony J. Colavita, P.C.
Age: 71

ARTHUR V. FERRARA      Since 2001           7       Former Chairman of the Board and Chief         Director of The Guardian
Director                                            Executive Officer of The Guardian Life         sponsored mutual funds
Age: 76                                             Insurance Company of America
                                                    (1993 - 1995)

WERNER J. ROEDER, MD   Since 1993          23       Medical Director of Lawrence                      --
Director                                            Hospital and practicing private physician
Age: 66

ANTHONIE C. VAN EKRIS  Since 1993          17       Chairman of BALMAC International, Inc.            --
Director                                            (commodities and futures trading)
Age: 72

SALVATORE J. ZIZZA     Since 2004          25       Chairman of Hallmark Electrical Supplies       Director of Hollis-Eden
Director                                            Corp. (distribution of electrical              Pharmaceuticals (biotechnology);
Age: 61                                             supplies)                                      Director of Earl Scheib, Inc.
                                                                                                   (automotive services)

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                     TERM OF OFFICE
NAME, POSITION(S)     AND LENGTH OF
    ADDRESS 1              TIME                         PRINCIPAL OCCUPATION(S)
     AND AGE             SERVED 2                       DURING PAST FIVE YEARS
-----------------     ------------                      ----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003               Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                       since 1988 and an officer of all of the registered investment companies
Age: 55                                         in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                                since 1998

JAMES E. MCKEE         Since 1995               Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Secretary                                       since 1999 and GAMCO Asset Management Inc. since 1993; Secretary
Age: 43                                         of all of the registered investment companies in the Gabelli Funds complex

AGNES MULLADY          Since 2006               Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                       complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                         and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                                Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004;
                                                Controller of Reserve Management Corporation and Reserve Partners, Inc. and
                                                Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004               Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance Officer                        Compliance Officer of all of the registered investment companies in the
Age: 53                                         Gabelli Funds complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

-----------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
 3 "Interested  person" of the Corporation as  defined in the 1940 Act.  Messrs.
   Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
 4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
 5 Directors  who  are  not  interested  persons  are  considered  "Independent"
   Directors.

--------------------------------------------------------------------------------

                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended December 31, 2006, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.137, $0.150, and $0.043 per share for Class AAA, Class A, and Class C, respectively. For the fiscal year ended December 31, 2006, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distribution was qualified dividend income.

   U.S. GOVERNMENT INCOME:
   The percentage of the ordinary income dividend paid by the Fund during fiscal year 2006 which was derived from U.S. Treasury securities was 5.40%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO Global Telecommunications Fund did not meet this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                                John D. Gabelli
CHAIRMAN AND CHIEF                                   SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                    GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                       Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                              MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                            LAWRENCE HOSPITAL

Anthony J. Colavita                                  Anthonie C. van Ekris
ATTORNEY-AT-LAW                                      CHAIRMAN
ANTHONY J. COLAVITA, P.C.                            BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                    Salvatore J. Zizza
FORMER CHAIRMAN AND                                  CHAIRMAN
CHIEF EXECUTIVE OFFICER                              HALLMARK ELECTRICAL
GUARDIAN LIFE INSURANCE                              SUPPLIES CORP.
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                      James E. McKee
PRESIDENT                                            SECRETARY

Agnes Mullady                                        Peter D. Goldstein
TREASURER                                            CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP







--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB401Q406SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH

                                    THE
                                    GAMCO
                                    GLOBAL
                                    TELECOMMUNICATIONS
                                    FUND


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $119,700 for 2005 and $124,000 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,400 for 2005 and $0 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $111,400 for 2005 and $73,050 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    GAMCO Global Series Funds, Inc.
                ----------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date              03/01/2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.